UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric
International Equity Fund
Annual Report
January 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2023
Parametric
International Equity Fund

Parametric
International Equity Fund
January 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
Developed equity markets outside the U.S. declined sharply during the first half of the 12-month period ended January 31, 2023, as measured by the MSCI EAFE Index (the Index). During the second half of the period, international stocks mounted a strong comeback, finishing the period in slightly negative territory. Overall results at the country level were mixed, with 14 of the 21 international markets within the Index recording losses during the period.
Overseas markets impacted by Russia’s war in Ukraine -- as well as markets with high technology exposures -- fared the worst during the period. Conversely, a strong showing from energy stocks benefitted a handful of energy-rich nations. U.S.-based investors faced an added challenge from the U.S. dollar’s relative strength, resulting in losses from foreign currency depreciation during the period.
In Europe, the war in Ukraine weighed strongly on international markets. In particular, Germany and Austria experienced acute losses due to their dependence on Russian energy. High inflation, rising interest rates, and the possibility of a near-term recession across the region also punished stocks. Countries with higher industrial exposure -- specifically Ireland, Finland, and Sweden -- were particularly vulnerable during the period. Additionally, a strong pullback in technology stocks, including key semiconductor manufacturing equipment suppliers, challenged markets in the Netherlands. In contrast, rising energy prices enabled both the U.K. and Portugal to deliver positive returns.
Turning to the Pacific region, stock performance in Japan trailed the broader Index largely due to a fierce decline in the yen versus the U.S. dollar -- a side effect of rising U.S. rates. Meanwhile, the Bank of Japan continued its growth-oriented low interest rate policy during the period. Australia and New Zealand experienced the highest Index returns, resulting from double-digit gains from a handful of sectors, including utilities and industrials.
Fund Performance
For the 12-month period ended January 31, 2023, Parametric International Equity Fund (the Fund) returned -5.51% for Class A shares at net asset value (NAV), underperforming its benchmark, the Index, which returned -2.83%.
Factors detracting from the Fund’s performance relative to the Index included sector diversification across the U.K., which resulted in an overweight exposure to real estate. Property stocks in the U.K. fell sharply as the Bank of England pursued aggressive interest rate increases to slow the pace of inflation. In Germany, the Fund’s stock selections, which emphasized medium- and small-size companies, also detracted from relative performance versus the Index. This was partially the result of including underperforming small-cap stocks within the utilities and health care sectors. The Fund’s sector allocations in Sweden further detracted from relative returns during the period. This was partially due to an overweight position in communication services, which experienced sharp declines.
The Fund’s emphasis on diversification at the sector level within each country also detracted from relative returns. The Fund’s emphasis on diversification -- via a system of broad security representation with an emphasis on reducing portfolio risk -- further detracted from relative performance during the period.
In contrast, the Fund’s emphasis on diversification -- via a system of targeting country weights and systematically rebalancing them as they change -- contributed to performance relative to the Index during the period. Based on diversification targets, the Fund held underweight exposures to larger countries, and overweight exposures to smaller countries.
Factors contributing to the Fund’s performance relative to the Index included an underweight exposure to Japan, where markets fell for U.S.-based investors due to a sharply depreciating yen. The Fund’s active sector allocations within Japan also improved relative returns during the period. This was due in part to an underweight position in the consumer discretionary sector, which fell.
In Switzerland, the Fund’s stock selections within the financials sector also added to relative performance -- partially the result of excluding high beta stocks. Additionally, sector allocations in Singapore contributed to relative returns, resulting from an underweight position in communication services during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
International Equity Fund
January 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/01/2010	04/01/2010	(5.51)%	2.00%	5.02%
Class A with 5.25% Maximum Sales Charge	—	—	(10.48)	0.90	4.46
Class I at NAV	04/01/2010	04/01/2010	(5.30)	2.26	5.29
Class R at NAV	08/10/2015	04/01/2010	(5.77)	1.76	4.83
Class R6 at NAV	08/10/2015	04/01/2010	(5.29)	2.28	5.31

MSCI EAFE Index	—	—	(2.83)%	2.13%	4.95%
% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R	Class R6
Gross	0.79%	0.54%	1.04%	0.51%
Net	0.75	0.50	1.00	0.47
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I, at minimum investment	$1,000,000	01/31/2012	$1,675,109	N.A.
Class R	$10,000	01/31/2012	$16,027	N.A.
Class R6, at minimum investment	$5,000,000	01/31/2012	$8,389,886	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
International Equity Fund
January 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Nestle S.A.	1.2%
Cie Financiere Richemont S.A.	1.1
Air Liquide S.A.	0.9
E.ON SE	0.9
CSL, Ltd.	0.8
Deutsche Telekom AG	0.7
TotalEnergies SE	0.7
Novo Nordisk A/S, Class B	0.7
Vonovia SE	0.6
AstraZeneca PLC	0.6
Total	8.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
4

Parametric
International Equity Fund
January 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.
Additional Information
Diversification cannot ensure a profit or eliminate the risk of loss.

5

Parametric
International Equity Fund
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,069.10	$4.02**	0.77%
Class I	$1,000.00	$1,070.80	$2.71**	0.52%
Class R	$1,000.00	$1,067.50	$5.32**	1.02%
Class R6	$1,000.00	$1,070.20	$2.56**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.32	$3.92**	0.77%
Class I	$1,000.00	$1,022.58	$2.65**	0.52%
Class R	$1,000.00	$1,020.06	$5.19**	1.02%
Class R6	$1,000.00	$1,022.74	$2.50**	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
6

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments

Common Stocks — 99.5%
Security	Shares	Value
Australia — 8.9%
Abacus Property Group	53,600	$ 106,212
AGL Energy, Ltd.	148,900	807,525
Altium, Ltd.	15,400	426,381
Alumina, Ltd.	168,000	186,893
Ampol, Ltd.	21,940	475,788
ANZ Group Holdings, Ltd.	23,500	418,215
APA Group	220,500	1,650,202
ARB Corp., Ltd.(1)	10,500	238,581
ASX, Ltd.(1)	7,100	347,439
Aurizon Holdings, Ltd.	93,148	243,466
Austal, Ltd.	72,300	84,846
Bank of Queensland, Ltd.(1)	45,200	223,507
Bapcor, Ltd.(1)	14,665	66,321
Beach Energy, Ltd.	76,266	81,954
Bendigo & Adelaide Bank, Ltd.(1)	46,000	327,907
BHP Group, Ltd.	55,644	1,948,772
Brambles, Ltd.	73,365	623,863
Breville Group, Ltd.(1)	13,134	211,758
BWP Trust	45,954	127,831
carsales.com, Ltd.	39,900	645,991
Centuria Industrial REIT	91,244	216,950
Centuria Office REIT	67,500	76,633
Charter Hall Long Wale REIT	52,200	168,931
Charter Hall Retail REIT	75,300	213,837
Cleanaway Waste Management, Ltd.	123,300	238,913
Coles Group, Ltd.	110,100	1,384,796
Collins Foods, Ltd.(1)	20,500	116,969
Commonwealth Bank of Australia	18,223	1,422,525
Cooper Energy, Ltd.(1)(2)	664,724	84,590
Cromwell Property Group(1)	165,783	85,181
CSL, Ltd.	18,810	3,971,739
CSR, Ltd.	49,000	183,382
Dexus	66,800	387,310
Domino's Pizza Enterprises, Ltd.(1)	4,231	228,085
Evolution Mining, Ltd.	80,276	182,420
Fortescue Metals Group, Ltd.	21,869	345,433
Goodman Group	82,383	1,175,076
GPT Group (The)	93,066	301,677
GUD Holdings, Ltd.(1)	15,500	92,079
GWA Group, Ltd.	67,200	103,342
Hansen Technologies, Ltd.	66,850	252,590
Harvey Norman Holdings, Ltd.(1)	71,004	225,419
IDP Education, Ltd.(1)	11,300	251,464
Infomedia, Ltd.(1)	61,241	47,936
Security	Shares	Value
Australia (continued)
Ingenia Communities Group	56,700	$ 186,729
InvoCare, Ltd.(1)	17,400	142,200
IPH, Ltd.	40,216	243,248
IRESS, Ltd.	53,584	378,138
JB Hi-Fi, Ltd.(1)	7,099	244,081
Johns Lyng Group, Ltd.(1)	18,400	76,689
Karoon Energy, Ltd.(2)	178,776	295,732
Lendlease Corp., Ltd.(1)	44,678	272,817
Lifestyle Communities, Ltd.(1)	8,330	116,131
Link Administration Holdings, Ltd.	96,491	131,513
Lottery Corp. Ltd.(2)	131,400	438,239
Medibank Private, Ltd.	101,100	210,620
Metcash, Ltd.(1)	235,800	698,774
Mirvac Group	178,300	288,063
Monadelphous Group, Ltd.(1)	19,351	190,727
National Storage REIT	49,500	81,464
Newcrest Mining, Ltd.	23,300	370,216
NEXTDC, Ltd.(2)	46,000	325,086
Nine Entertainment Co. Holdings, Ltd.	187,800	271,715
Northern Star Resources, Ltd.	16,596	147,879
Orica, Ltd.	16,599	174,183
Orora, Ltd.	65,655	138,921
PEXA Group, Ltd.(1)(2)	12,831	118,466
Premier Investments, Ltd.(1)	11,500	227,404
Qube Holdings, Ltd.	200,231	435,398
REA Group, Ltd.(1)	8,300	744,275
Reece, Ltd.(1)	19,700	226,430
Region RE, Ltd.	118,852	228,064
Rio Tinto, Ltd.	6,100	547,397
Smartgroup Corp, Ltd.	19,240	77,094
Sonic Healthcare, Ltd.	6,400	143,344
Suncorp Group, Ltd.	46,300	411,577
Tabcorp Holdings, Ltd.	131,400	97,735
Technology One, Ltd.	50,588	523,050
Telstra Group, Ltd.	605,373	1,749,638
TPG Telecom, Ltd.(1)	143,163	489,587
Transurban Group	156,841	1,537,691
Viva Energy Group, Ltd.(3)	103,423	213,820
Washington H. Soul Pattinson & Co., Ltd.(1)	21,300	433,815
Waypoint REIT, Ltd.	90,348	178,397
Wesfarmers, Ltd.	50,585	1,783,460
Westpac Banking Corp.	43,700	735,290
Whitehaven Coal, Ltd.	51,161	304,210
Woodside Energy Group, Ltd.	84,289	2,182,569
Woolworths Group, Ltd.	82,196	2,100,720
		$ 41,913,325

7
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Austria — 1.1%
ams-OSRAM AG(2)	36,100	$ 337,248
ANDRITZ AG	8,266	494,319
AT&S Austria Technologie & Systemtechnik AG	3,400	116,660
BAWAG Group AG(2)(3)	2,540	157,340
CA Immobilien Anlagen AG	19,001	592,609
Erste Group Bank AG	12,487	473,808
Kontron AG	9,400	191,015
Lenzing AG	500	35,411
Mayr-Melnhof Karton AG	1,059	177,456
Oesterreichische Post AG	3,944	140,456
OMV AG	11,017	551,844
PIERER Mobility AG(1)	3,400	297,331
Porr AG	3,440	49,531
Rhi Magnesita NV	4,792	159,384
Schoeller-Bleckmann Oilfield Equipment AG	1,500	110,030
Telekom Austria AG	47,242	317,546
UNIQA Insurance Group AG	10,300	86,617
Verbund AG	6,987	594,895
voestalpine AG	9,846	327,149
		$ 5,210,649
Belgium — 2.1%
Ackermans & van Haaren NV	5,210	$ 901,615
Ageas S.A./NV	9,300	454,044
AGFA-Gevaert NV(2)	34,606	108,472
Anheuser-Busch InBev S.A./NV	15,644	944,299
Care Property Invest NV(1)	5,528	86,674
Cofinimmo S.A.	1,791	162,908
Deceuninck NV(1)	37,650	101,664
D'Ieteren Group	4,359	833,072
Econocom Group S.A./NV	65,622	203,838
Elia Group S.A./NV	7,250	1,018,033
Etablissements Franz Colruyt NV(1)	1,550	40,988
Euronav NV	35,460	558,387
EVS Broadcast Equipment S.A.	8,119	196,786
Fagron	11,540	170,627
Gimv NV	1,766	83,118
Groupe Bruxelles Lambert NV	3,834	327,980
Intervest Offices & Warehouses NV	3,632	79,333
Melexis NV	5,898	628,281
Montea NV	1,519	121,907
Proximus SADP	65,274	668,870
Shurgard Self Storage S.A.	3,517	169,710
Sofina S.A.(1)	1,080	256,578
Solvay S.A.	4,500	524,392
UCB S.A.	7,912	649,612
Security	Shares	Value
Belgium (continued)
Umicore S.A.	15,100	$ 570,848
VGP NV	731	73,042
Xior Student Housing NV(1)	2,621	88,058
		$ 10,023,136
Denmark — 4.4%
Alm Brand A/S	123,800	$ 229,749
AP Moller - Maersk A/S, Class A	200	426,190
AP Moller - Maersk A/S, Class B	360	783,105
Bakkafrost P/F	10,422	646,700
Carlsberg A/S, Class B	13,939	1,978,803
Chr. Hansen Holding A/S	16,689	1,232,231
Coloplast A/S, Class B	4,800	579,525
DFDS A/S	7,534	283,997
DSV A/S	9,000	1,488,870
Jyske Bank A/S(2)	5,280	380,811
Matas A/S	10,900	118,617
Netcompany Group A/S(2)(3)	7,200	286,538
Noble Corp. PLC(2)	3,438	139,324
Novo Nordisk A/S, Class B	23,628	3,269,873
Novozymes A/S, Class B	30,900	1,607,929
Orsted A/S(3)	30,773	2,740,397
Pandora A/S	15,110	1,258,224
Ringkjoebing Landbobank A/S	3,660	532,613
Scandinavian Tobacco Group A/S(3)	17,900	311,106
SimCorp A/S	6,765	473,752
Spar Nord Bank A/S	18,500	294,684
Sydbank A/S	10,400	474,222
Topdanmark A/S	7,227	390,097
Tryg A/S	30,420	698,081
		$ 20,625,438
Finland — 2.2%
Elisa Oyj	19,097	$ 1,088,016
Fortum Oyj	49,106	738,173
Kemira Oyj	12,500	202,804
Kesko Oyj, Class B	42,956	1,000,595
Kojamo Oyj	33,700	517,451
Kone Oyj, Class B	14,714	802,444
Metsa Board Oyj	21,700	193,706
Neste Oyj	20,735	991,180
Nokia Oyj	180,027	853,601
Nokian Renkaat Oyj	13,200	158,117
Nordea Bank Abp	90,529	1,058,319
Orion Oyj, Class B	16,913	906,108
TietoEVRY Oyj	4,494	136,860

8
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Finland (continued)
Tokmanni Group Corp.	46,810	$ 603,550
UPM-Kymmene Oyj	14,960	542,243
Valmet Oyj(1)	8,331	261,617
YIT Oyj(1)	23,700	69,354
		$ 10,124,138
France — 8.7%
Air Liquide S.A.	25,663	$ 4,086,221
Alstom S.A.(1)	7,150	212,606
Altarea SCA(1)	1,700	231,700
Amundi S.A.(3)	8,135	532,598
Atos SE(1)(2)	8,580	113,183
AXA S.A.	46,000	1,435,155
BioMerieux	2,400	244,670
Bollore SE	70,500	394,474
Bouygues S.A.	7,300	240,491
Bureau Veritas S.A.	12,318	352,190
Carmila S.A.	12,300	185,657
Carrefour S.A.	18,800	357,594
Casino Guichard Perrachon S.A.(1)(2)	25,468	312,976
Cie Generale des Etablissements Michelin SCA	15,760	498,328
Credit Agricole S.A.	31,407	378,179
Danone S.A.	35,118	1,925,845
Dassault Aviation S.A.	500	85,382
Dassault Systemes SE	48,930	1,819,750
Edenred	16,250	885,129
Eiffage S.A.	1,470	157,012
Engie S.A.	166,000	2,357,177
Esker S.A.	1,000	166,968
EssilorLuxottica S.A.	5,934	1,088,766
Eurazeo SE	7,500	526,104
Eutelsat Communications S.A.(1)	30,600	234,010
Gaztransport & Technigaz S.A.	1,301	143,834
Gecina S.A.	5,134	608,121
Getlink SE	15,500	262,163
Hermes International	470	879,609
ICADE (1)	6,600	313,501
IPSOS	3,200	207,384
JCDecaux SE(2)	6,200	140,299
Klepierre S.A.	22,539	572,048
La Francaise des Jeux SAEM(3)	3,700	158,316
Legrand S.A.	2,962	264,104
LVMH Moet Hennessy Louis Vuitton SE	3,070	2,680,035
Mercialys S.A.	6,500	72,188
Metropole Television S.A.	17,662	281,302
Neoen S.A.(3)	14,031	526,856
Security	Shares	Value
France (continued)
Nexity S.A.(1)	8,700	$ 262,818
Orange S.A.	138,000	1,460,420
Pernod Ricard S.A.	5,500	1,138,665
Quadient S.A.	11,000	193,992
Remy Cointreau S.A.	800	150,631
Rothschild & Co.	5,492	231,971
Rubis SCA	18,900	528,922
Sanofi	24,504	2,399,540
Schneider Electric SE	6,400	1,038,180
SCOR SE	20,167	497,766
SEB S.A.	1,980	207,060
SOITEC (2)	1,400	212,333
Solutions 30 SE(2)	22,000	54,880
Sopra Steria Group SACA	1,900	316,014
Teleperformance	1,408	391,405
Thales S.A.	3,000	396,778
TotalEnergies SE	55,615	3,438,161
Ubisoft Entertainment S.A.(2)	7,800	161,511
Vinci S.A.	6,130	692,626
Vivendi SE	65,095	699,105
Voltalia S.A.(1)(2)	12,800	242,268
Wendel SE	4,600	487,085
		$ 41,134,056
Germany — 8.8%
adidas AG	4,700	$ 756,776
AIXTRON SE	4,400	131,100
Allianz SE	7,080	1,692,926
Aurubis AG	2,000	211,514
Auto1 Group SE(2)(3)	9,800	79,394
BASF SE	32,981	1,890,980
Bayer AG	24,500	1,525,001
Bayerische Motoren Werke AG	7,760	790,470
Bayerische Motoren Werke AG, PFC Shares	3,109	294,543
Bechtle AG	6,000	252,845
Befesa S.A.(3)	1,424	81,682
Beiersdorf AG	14,396	1,750,231
Brenntag SE	4,300	320,986
Cancom SE	2,500	86,187
CompuGroup Medical SE & Co. KGaA	3,284	153,912
Covestro AG(3)	10,700	492,676
Cropenergies AG	5,200	67,708
Daimler Truck Holding AG(2)	9,600	322,595
Delivery Hero SE(2)(3)	4,067	245,878
Deutsche Bank AG	38,800	517,814
Deutsche Boerse AG	3,740	669,244

9
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Germany (continued)
Deutsche Post AG	17,200	$ 740,575
Deutsche Telekom AG	155,495	3,464,242
Deutsche Wohnen SE	32,030	756,528
E.ON SE	372,100	4,056,973
Evonik Industries AG	13,300	295,640
Evotec SE(2)	10,547	207,386
Fielmann AG	2,817	106,173
Freenet AG	5,700	138,563
Fresenius Medical Care AG & Co. KGaA	7,965	299,123
FUCHS PETROLUB SE	3,686	121,990
FUCHS PETROLUB SE, PFC Shares	6,200	247,345
Gea Group AG	5,400	243,648
Gerresheimer AG	1,300	96,140
Hamborner REIT AG	30,510	238,799
Hannover Rueck SE	1,100	223,375
HelloFresh SE(2)	22,200	539,710
Henkel AG & Co. KGaA, PFC Shares	20,150	1,436,701
Hugo Boss AG	3,420	232,253
Jenoptik AG	7,300	226,870
K+S AG	10,800	258,514
Knorr-Bremse AG	3,291	216,311
Merck KGaA	3,620	755,596
Muenchener Rueckversicherungs-Gesellschaft AG	2,969	1,072,425
Nemetschek SE	3,482	186,163
Puma SE	4,602	314,263
QIAGEN NV(2)	8,108	395,533
Rational AG	240	157,868
Rheinmetall AG	950	221,975
SAP SE	24,652	2,922,247
Sartorius AG, PFC Shares	669	299,988
Siemens AG	11,040	1,724,506
Siemens Healthineers AG(3)	8,008	429,458
Suedzucker AG	19,600	317,974
Symrise AG	5,300	563,441
TeamViewer AG(2)(3)	21,345	300,685
Telefonica Deutschland Holding AG	143,547	422,799
Uniper SE(1)	61,000	190,110
United Internet AG	7,500	174,123
Varta AG	3,100	94,375
VERBIO Vereinigte BioEnergie AG	2,600	163,904
Volkswagen AG	1,700	297,568
Volkswagen AG, PFC Shares	4,800	665,715
Vonovia SE	105,550	2,981,566
Zalando SE(2)(3)	8,600	401,061
		$ 41,534,664
Security	Shares	Value
Hong Kong — 4.2%
AIA Group, Ltd.	191,000	$ 2,159,760
ASMPT, Ltd.	43,700	360,946
Bank of East Asia, Ltd. (The)	206,400	265,144
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	47,000	71,607
BOC Hong Kong Holdings, Ltd.	95,000	332,014
Budweiser Brewing Co. APAC, Ltd.(3)	446,100	1,407,587
Cafe de Coral Holdings, Ltd.	84,000	147,054
Cathay Pacific Airways, Ltd.(1)(2)	175,000	174,407
China Evergrande New Energy Vehicle Group, Ltd.(2)(4)	834,500	0
China Ruyi Holdings, Ltd.(1)(2)	708,000	189,307
China Tobacco International HK Co., Ltd.(1)	93,000	143,627
China Traditional Chinese Medicine Holdings Co., Ltd.	306,000	146,608
Chow Sang Sang Holdings International, Ltd.	101,000	153,917
Chow Tai Fook Jewellery Group, Ltd.	159,600	341,650
CK Asset Holdings, Ltd.	69,000	441,152
CK Hutchison Holdings, Ltd.	130,500	830,496
CLP Holdings, Ltd.	130,000	965,891
Fortune REIT	129,000	111,641
Fosun International, Ltd.	259,500	240,932
Galaxy Entertainment Group, Ltd.	140,000	974,582
Global Cord Blood Corp.(1)(2)(4)	29,600	44,216
Green Future Food Hydrocolloid Marine Science Co., Ltd.(2)	232,000	127,735
Hang Seng Bank, Ltd.	29,100	484,608
Henderson Land Development Co., Ltd.	71,867	265,476
HK Electric Investments & HK Electric Investments, Ltd.	507,500	350,801
HKT Trust and HKT, Ltd.	590,000	773,004
Hong Kong & China Gas Co., Ltd.	992,502	996,492
Hysan Development Co., Ltd.	29,000	97,569
Jardine Matheson Holdings, Ltd.	14,400	765,440
Kerry Logistics Network, Ltd.	66,500	129,859
Kerry Properties, Ltd.	56,500	143,250
Link REIT	79,400	635,546
LK Technology Holdings, Ltd.(1)	95,000	110,811
Luk Fook Holdings International, Ltd.	26,000	90,167
MGM China Holdings, Ltd.(1)(2)	166,400	210,228
MTR Corp., Ltd.	69,000	369,254
New World Development Co., Ltd.	77,000	230,145
NWS Holdings, Ltd.	210,000	197,907
Pacific Basin Shipping, Ltd.	802,000	283,017
Pacific Textiles Holdings, Ltd.	244,000	87,841
PCCW, Ltd.	858,000	421,590
Power Assets Holdings, Ltd.	131,500	744,049
Sands China, Ltd.(2)	166,000	622,514
Shangri-La Asia, Ltd.(2)	200,000	174,622
Sino Land Co., Ltd.	210,000	272,890

10
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Hong Kong (continued)
SJM Holdings, Ltd.(1)(2)	358,000	$ 203,023
Sun Hung Kai Properties, Ltd.	46,000	652,355
Superb Summit International Group, Ltd.(1)(2)(4)	230,000	0
Swire Properties, Ltd.	87,600	246,205
VSTECS Holdings, Ltd.	600,000	375,409
VTech Holdings, Ltd.	55,200	364,916
Yuexiu REIT(1)	255,000	83,300
		$ 20,012,561
Ireland — 2.2%
Bank of Ireland Group PLC	164,765	$ 1,760,323
CRH PLC	36,402	1,700,794
DCC PLC	8,700	495,534
Fineos Corp. Holdings PLC CDI(2)	41,347	56,327
Flutter Entertainment PLC(2)	10,303	1,600,396
Glenveagh Properties PLC(2)(3)	77,242	79,138
ICON PLC(2)	6,900	1,591,899
Irish Continental Group PLC	69,445	325,858
Irish Residential Properties REIT PLC	146,474	182,233
Kerry Group PLC, Class A	17,218	1,613,328
Kingspan Group PLC	13,022	837,523
Uniphar PLC	37,081	135,717
		$ 10,379,070
Israel — 2.0%
Airport City, Ltd.(2)	10,800	$ 171,069
Amot Investments, Ltd.	23,381	137,231
AudioCodes, Ltd.	3,200	61,344
Azrieli Group, Ltd.	3,567	229,760
Bank Hapoalim B.M.	30,857	277,730
Bank Leumi Le-Israel B.M.	30,251	267,340
Bezeq The Israeli Telecommunication Corp., Ltd.	557,912	924,579
Check Point Software Technologies, Ltd.(2)	1,900	241,680
Compugen, Ltd.(1)(2)	65,000	56,472
CyberArk Software, Ltd.(2)	800	112,704
Danel Adir Yeoshua, Ltd.	1,100	84,583
Delta Galil, Ltd.	2,040	80,416
Elbit Systems, Ltd.	1,726	289,768
Electra, Ltd.	365	187,056
Energix-Renewable Energies, Ltd.	82,890	274,412
First International Bank of Israel, Ltd. (The)	2,095	84,625
Fiverr International, Ltd.(2)	3,600	133,524
Fox Wizel, Ltd.	1,500	135,666
Hilan, Ltd.	1,200	58,471
ICL Group, Ltd.	104,523	829,874
Inrom Construction Industries, Ltd.	40,400	158,132
Security	Shares	Value
Israel (continued)
Kenon Holdings, Ltd.	8,468	$ 263,894
Maytronics, Ltd.	41,700	508,310
Mivne Real Estate KD, Ltd.	32,500	104,280
Mizrahi Tefahot Bank, Ltd.	5,560	183,650
Nano-X Imaging, Ltd.(2)	7,700	70,994
Nice, Ltd.(2)	1,294	267,610
Oil Refineries, Ltd.	912,196	315,491
OPC Energy, Ltd.(2)	27,100	281,422
Paz Oil Co., Ltd.(2)	3,454	430,581
Radware, Ltd.(2)	1,700	36,210
Reit 1, Ltd.	43,316	214,696
Shapir Engineering and Industry, Ltd.	14,000	106,205
Shufersal, Ltd.	60,653	340,341
Strauss Group, Ltd.	13,500	345,424
Taro Pharmaceutical Industries, Ltd.(2)	2,100	62,622
Teva Pharmaceutical Industries, Ltd. ADR(2)	76,000	801,040
Tower Semiconductor, Ltd.(2)	4,400	185,087
Turpaz Industries, Ltd.	14,200	70,884
Victory Supermarket Chain, Ltd.	10,200	113,670
		$ 9,498,847
Italy — 4.4%
Assicurazioni Generali SpA	32,700	$ 638,347
Banco BPM SpA	78,600	353,762
Bio-On SpA(1)(2)(4)	12,900	0
BPER Banca SpA	32,400	89,006
Brunello Cucinelli SpA	2,764	230,215
Buzzi Unicem SpA	7,400	166,635
Cementir Holding NV	48,418	381,909
Davide Campari-Milano NV	117,234	1,257,578
De'Longhi SpA	10,450	241,229
DiaSorin SpA	7,620	991,970
Digital Bros SpA(1)	8,900	210,547
Enav SpA(3)	46,000	211,781
Enel SpA	241,988	1,424,854
Eni SpA	143,031	2,200,994
Ferrari NV	4,010	1,002,036
Fila SpA	5,500	42,785
Fincantieri SpA(2)	128,000	84,372
FinecoBank Banca Fineco SpA	14,011	251,523
GVS SpA(1)(2)(3)	23,883	126,186
Hera SpA	46,677	134,085
Infrastrutture Wireless Italiane SpA(3)	69,878	765,777
Interpump Group SpA	11,400	594,509
Intesa Sanpaolo SpA	324,473	853,127
Iren SpA	42,400	76,790

11
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Italy (continued)
Italgas SpA	24,300	$ 142,245
Juventus Football Club SpA(1)(2)	771,785	249,418
MFE-MediaForEurope NV, Class B(1)	257,715	174,498
Moncler SpA	7,800	488,184
Nexi SpA(2)(3)	11,200	98,642
Poste Italiane SpA(3)	16,700	178,423
Prada SpA	44,500	284,558
Prysmian SpA	19,300	788,167
RAI Way SpA(3)	46,700	266,718
Recordati Industria Chimica e Farmaceutica SpA	25,147	1,101,652
Reply SpA	2,780	360,864
Salvatore Ferragamo SpA(1)	11,072	219,729
Saras SpA(2)	195,900	339,639
Snam SpA	48,800	248,564
STMicroelectronics NV	48,800	2,297,196
Technogym SpA(3)	16,800	149,015
Terna - Rete Elettrica Nazionale	52,300	413,790
Tinexta SpA(1)	5,327	144,897
Unipol Gruppo SpA	33,400	174,928
UnipolSai Assicurazioni SpA(1)	64,182	170,725
Webuild SpA(1)	166,800	294,117
		$ 20,915,986
Japan — 13.3%
Advance Residence Investment Corp.(1)	88	$ 214,963
Aeon Co., Ltd.(1)	19,900	407,983
AGC, Inc.	4,800	176,860
Air Water, Inc.	12,300	150,491
Ajinomoto Co., Inc.	13,400	441,779
Alfresa Holdings Corp.	13,900	173,986
Asahi Intecc Co., Ltd.(1)	8,800	154,389
Astellas Pharma, Inc.	45,900	675,654
Azbil Corp.	3,900	109,974
Bandai Namco Holdings, Inc.	4,200	280,870
Bank of Kyoto, Ltd. (The)	4,500	209,377
Bridgestone Corp.	8,600	321,065
Brother Industries, Ltd.	7,500	116,492
Calbee, Inc.	7,600	171,640
Canon, Inc.	14,100	312,912
Capcom Co., Ltd.	3,600	116,654
Casio Computer Co., Ltd.	15,400	159,193
Central Japan Railway Co.	1,700	207,357
Chiba Bank, Ltd. (The)	14,600	110,469
Chubu Electric Power Co., Inc.	62,200	669,961
Chugai Pharmaceutical Co., Ltd.	17,600	456,281
Chugoku Electric Power Co., Inc. (The)	36,100	198,459
Security	Shares	Value
Japan (continued)
Concordia Financial Group, Ltd.(1)	70,500	$ 309,802
Cosmos Pharmaceutical Corp.	600	58,624
CyberAgent, Inc.(1)	26,800	250,632
Dai Nippon Printing Co., Ltd.	5,700	134,575
Daicel Corp.	19,800	146,090
Daido Steel Co., Ltd.	4,700	177,708
Daifuku Co., Ltd.	2,700	148,672
Daiichi Sankyo Co., Ltd.	32,500	1,020,725
Daikin Industries, Ltd.	2,300	399,497
Daito Trust Construction Co., Ltd.	3,600	355,747
Daiwa House Industry Co., Ltd.	22,600	542,739
Daiwa House REIT Investment Corp.	141	306,778
Daiwa Office Investment Corp.	35	164,815
Daiwa Securities Group, Inc.	26,700	126,000
DeNA Co., Ltd.(1)	17,400	243,979
Denka Co., Ltd.	7,700	159,734
DIC Corp.	5,600	104,115
Disco Corp.	800	240,346
East Japan Railway Co.(1)	4,400	245,336
ENEOS Holdings, Inc.	262,200	938,727
Ezaki Glico Co., Ltd.	6,000	167,663
Fast Retailing Co., Ltd.(1)	900	546,623
Frontier Real Estate Investment Corp.	19	73,267
FUJIFILM Holdings Corp.	4,600	243,437
Fujitsu, Ltd.	2,400	341,710
Fukuoka Financial Group, Inc.	12,200	281,474
GLP J-REIT	270	305,521
GMO Payment Gateway, Inc.	2,100	194,317
Hakuhodo DY Holdings, Inc.	21,800	235,600
Hamamatsu Photonics K.K.	3,600	192,349
Hankyu Hanshin Holdings, Inc.	4,400	130,779
Hikari Tsushin, Inc.	1,400	199,834
Hirose Electric Co., Ltd.	1,040	135,392
Hisamitsu Pharmaceutical Co., Inc.(1)	4,700	146,358
House Foods Group, Inc.	7,700	164,283
Hoya Corp.	5,700	626,840
Hulic Co., Ltd.	29,000	238,374
Ibiden Co., Ltd.	3,900	152,213
Idemitsu Kosan Co., Ltd.	26,400	660,020
Industrial & Infrastructure Fund Investment Corp.(1)	174	192,834
Ito En, Ltd.	3,200	114,175
ITOCHU Corp.(1)	10,800	349,076
Iwatani Corp.(1)	8,200	353,430
Japan Exchange Group, Inc.(1)	19,100	292,317
Japan Logistics Fund, Inc.(1)	71	161,897
Japan Post Bank Co., Ltd.(1)	10,000	88,849

12
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Japan Post Holdings Co., Ltd.	25,800	$ 226,510
Japan Real Estate Investment Corp.	45	192,937
Japan Tobacco, Inc.	25,500	519,994
JSR Corp.	10,200	229,502
Kajima Corp.	10,500	128,953
Kakaku.com, Inc.	14,000	233,409
Kaneka Corp.	6,400	168,028
Kansai Paint Co., Ltd.	14,300	201,389
Kao Corp.	9,900	400,176
KDDI Corp.	43,400	1,355,965
Keikyu Corp.	13,700	141,968
Keio Corp.(1)	2,200	80,750
Keisei Electric Railway Co., Ltd.(1)	2,300	67,089
Kenedix Office Investment Corp.	90	213,801
Kewpie Corp.	9,800	170,623
Keyence Corp.	2,300	1,058,848
Kintetsu Group Holdings Co., Ltd.(1)	2,200	71,643
Kirin Holdings Co., Ltd.	17,700	272,752
Kobayashi Pharmaceutical Co., Ltd.(1)	3,300	236,914
Kobe Bussan Co., Ltd.	3,700	106,825
Kubota Corp.	14,300	214,904
Kuraray Co., Ltd.	19,500	161,402
Kyocera Corp.	6,300	326,916
Kyowa Kirin Co., Ltd.	9,500	211,859
Kyushu Electric Power Co., Inc.	55,000	316,615
LaSalle Logiport REIT	165	199,915
Lasertec Corp.	1,100	208,255
Lawson, Inc.	4,600	183,937
Lion Corp.	17,300	191,506
Makita Corp.(1)	4,000	106,547
Marubeni Corp.	14,600	179,121
Marui Group Co., Ltd.	14,700	250,496
Maruichi Steel Tube, Ltd.	9,300	200,250
MatsukiyoCocokara & Co.	3,200	159,630
Medipal Holdings Corp.	12,500	166,887
MEIJI Holdings Co., Ltd.	5,300	273,335
MISUMI Group, Inc.	3,200	80,536
Mitsubishi Chemical Group Corp.	50,700	284,500
Mitsubishi Corp.	10,700	358,300
Mitsubishi Electric Corp.	15,600	171,924
Mitsubishi Estate Co., Ltd.	46,600	598,955
Mitsubishi Gas Chemical Co., Inc.	14,200	207,498
Mitsubishi Heavy Industries, Ltd.	4,700	184,287
Mitsubishi Materials Corp.	12,200	209,557
Mitsubishi UFJ Financial Group, Inc.(5)	183,600	1,344,848
Mitsui & Co., Ltd.	13,100	386,486
Security	Shares	Value
Japan (continued)
Mitsui Chemicals, Inc.	10,600	$ 249,508
Mitsui Fudosan Co., Ltd.	33,800	633,535
Mitsui Fudosan Logistics Park, Inc.(1)	42	146,583
Mizuho Financial Group, Inc.	48,380	755,717
MS&AD Insurance Group Holdings, Inc.	9,300	298,285
Murata Manufacturing Co., Ltd.	8,700	497,122
NEC Corp.	6,600	238,442
Nexon Co., Ltd.	20,900	503,952
Nichirei Corp.	7,300	152,756
Nidec Corp.	4,200	232,759
Nihon Kohden Corp.	9,200	241,693
Nihon M&A Center Holdings, Inc.	8,600	87,921
Nintendo Co., Ltd.	26,600	1,153,317
Nippon Accommodations Fund, Inc.(1)	49	219,933
Nippon Building Fund, Inc.	54	236,000
Nippon Express Holdings, Inc.	2,500	145,082
Nippon Gas Co., Ltd.	11,100	177,171
Nippon Kayaku Co., Ltd.	17,700	164,365
Nippon Paint Holdings Co., Ltd.(1)	29,500	269,319
Nippon Paper Industries Co., Ltd.	10,000	74,451
Nippon Prologis REIT, Inc.	135	306,334
Nippon Shinyaku Co., Ltd.	4,300	221,304
Nippon Shokubai Co., Ltd.	3,500	148,173
Nippon Telegraph & Telephone Corp.	26,100	782,622
Nissan Motor Co., Ltd.	58,500	210,187
Nissin Foods Holdings Co., Ltd.	2,200	171,991
Nitori Holdings Co., Ltd.(1)	2,200	291,183
Nitto Denko Corp.	3,300	213,303
NOF Corp.	4,300	183,168
Nomura Research Institute, Ltd.	6,700	160,851
NTT Data Corp.	10,500	162,869
Obic Co., Ltd.	1,700	272,555
Odakyu Electric Railway Co., Ltd.(1)	5,100	67,052
Oji Holdings Corp.	48,300	199,612
Omron Corp.	4,700	271,945
Ono Pharmaceutical Co., Ltd.	19,100	414,445
Oracle Corp. Japan	1,900	130,163
Oriental Land Co., Ltd.	2,600	433,212
Osaka Gas Co., Ltd.	25,700	414,718
Otsuka Corp.	4,400	144,758
Otsuka Holdings Co., Ltd.	16,800	538,951
Pan Pacific International Holdings Corp.	14,900	275,548
PeptiDream, Inc.(2)	5,800	90,558
Pigeon Corp.	8,000	127,143
Rakuten Group, Inc.(1)	18,600	94,831
Relo Group, Inc.	3,900	66,091

13
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Resona Holdings, Inc.	44,400	$ 245,697
Resonac Holdings Corp.(1)	12,600	215,341
Ricoh Co., Ltd.	25,600	198,723
Rinnai Corp.	1,700	134,181
ROHM Co., Ltd.	1,600	128,210
Rohto Pharmaceutical Co., Ltd.	5,600	103,328
Ryohin Keikaku Co., Ltd.	9,000	99,793
Santen Pharmaceutical Co., Ltd.	16,700	130,189
Sawai Group Holdings Co., Ltd.	3,400	105,195
SECOM Co., Ltd.	2,000	119,151
Sekisui House Reit, Inc.	380	207,732
Sekisui House, Ltd.(1)	16,000	302,388
Seven Bank, Ltd.	101,900	209,400
SG Holdings Co., Ltd.	5,100	78,700
Shikoku Electric Power Co., Inc.	45,400	262,489
Shimadzu Corp.	7,900	242,775
Shimano, Inc.	1,800	321,004
Shimizu Corp.	15,300	85,767
Shin-Etsu Chemical Co., Ltd.	10,700	1,577,426
Shizuoka Financial Group, Inc.	47,100	399,014
SMC Corp.	500	253,955
SoftBank Corp.(1)	51,900	593,845
Sony Group Corp.	11,800	1,054,348
Square Enix Holdings Co., Ltd.	7,100	335,768
Sumitomo Corp.	9,500	170,524
Sumitomo Mitsui Financial Group, Inc.	20,300	882,260
Sumitomo Mitsui Trust Holdings, Inc.	7,200	262,286
Sumitomo Realty & Development Co., Ltd.	15,000	365,657
Suntory Beverage & Food, Ltd.	6,700	226,244
Suzuken Co., Ltd.	5,100	134,324
Sysmex Corp.	4,900	325,287
Taisei Corp.	4,500	155,349
Taisho Pharmaceutical Holdings Co., Ltd.(1)	4,000	168,263
Taiyo Yuden Co., Ltd.	3,600	122,276
TEIJIN, Ltd.	12,200	125,274
TIS, Inc.	4,100	118,225
Tobu Railway Co., Ltd.	3,200	75,082
Toho Co., Ltd.(1)	9,300	343,481
Toho Gas Co., Ltd.	10,100	198,078
Tohoku Electric Power Co., Inc.	55,600	299,045
Tokai Carbon Co., Ltd.	18,400	158,749
Tokio Marine Holdings, Inc.	30,200	632,530
Tokyo Gas Co., Ltd.	22,300	466,955
Tokyo Ohka Kogyo Co., Ltd.	4,000	197,146
Tokyu Corp.(1)	9,800	126,022
Toppan, Inc.	7,900	127,286
Security	Shares	Value
Japan (continued)
Toshiba Corp.(1)	3,500	$ 120,213
Tosoh Corp.	20,400	266,902
TOTO, Ltd.	3,200	124,361
Toyo Suisan Kaisha, Ltd.	4,500	185,944
Toyota Industries Corp.	2,100	127,832
Toyota Motor Corp.	100,600	1,477,383
Trend Micro, Inc.(1)(2)	3,900	193,105
Tsuruha Holdings, Inc.	2,400	176,706
Unicharm Corp.	9,200	350,940
USS Co., Ltd.	8,100	133,230
Welcia Holdings Co., Ltd.(1)	8,400	187,746
West Japan Railway Co.	4,300	180,078
Yakult Honsha Co., Ltd.	3,300	235,580
Yamaguchi Financial Group, Inc.	32,200	222,706
Yamato Holdings Co., Ltd.	6,600	115,480
Yamazaki Baking Co., Ltd.	15,300	179,006
Z Holdings Corp.	120,000	349,166
Zeon Corp.	17,700	174,106
ZOZO, Inc.	8,300	215,163
		$ 62,728,511
Netherlands — 4.3%
ABN AMRO Bank NV(3)	28,000	$ 464,731
Aegon NV	67,600	372,867
ASML Holding NV	4,324	2,860,964
ASR Nederland NV	9,400	444,916
Corbion NV	20,000	769,621
Euronext NV(1)(3)	5,900	478,088
Flow Traders, Ltd.	7,300	187,852
IMCD NV(1)	2,576	408,378
JDE Peet's NV(1)	24,360	730,141
Just Eat Takeaway.com NV(1)(2)(3)	2,700	69,265
Koninklijke Ahold Delhaize NV(1)	61,972	1,849,676
Koninklijke DSM NV	13,608	1,750,016
Koninklijke KPN NV	360,750	1,233,348
Koninklijke Philips NV	77,457	1,337,330
Koninklijke Vopak NV	7,400	222,966
NN Group NV	15,250	662,583
NSI NV	5,968	155,767
PostNL NV(1)	71,792	150,319
Prosus NV	29,973	2,420,177
SBM Offshore NV	23,217	364,996
Signify NV(3)	11,700	423,603
Universal Music Group NV(1)	57,500	1,469,836
Van Lanschot Kempen NV	2,900	83,444

14
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Netherlands (continued)
Vastned Retail NV	7,610	$ 175,422
Wolters Kluwer NV	12,695	1,384,047
		$ 20,470,353
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(2)	116,564	$ 559,044
Argosy Property, Ltd.	144,849	107,942
Auckland International Airport, Ltd.(2)	78,452	431,763
Contact Energy, Ltd.	42,066	211,556
Fisher & Paykel Healthcare Corp., Ltd.	43,051	706,518
Fletcher Building, Ltd.	68,021	223,990
Genesis Energy, Ltd.	38,800	71,927
Goodman Property Trust	193,400	257,742
Heartland Group Holdings, Ltd.(1)	183,499	215,043
Infratil, Ltd.	32,081	184,692
KMD Brands, Ltd.	208,980	143,629
Mercury NZ, Ltd.	39,400	153,067
Pacific Edge, Ltd.(2)	114,000	36,850
Precinct Properties New Zealand, Ltd.	265,100	215,451
Pushpay Holdings, Ltd.(2)	115,268	96,670
SKYCITY Entertainment Group, Ltd.(2)	206,639	336,199
Spark New Zealand, Ltd.	182,931	616,795
Vulcan Steel, Ltd.(1)	20,400	130,735
Xero, Ltd.(2)	9,014	496,820
		$ 5,196,433
Norway — 2.1%
ArcticZymes Technologies ASA(1)(2)	12,002	$ 52,824
Atea ASA	34,789	392,411
Autostore Holdings, Ltd.(1)(2)(3)	51,765	119,540
Bergenbio ASA(2)	43,369	29,170
Borregaard ASA	27,054	417,097
Crayon Group Holding ASA(2)(3)	3,863	38,908
DHT Holdings, Inc.	13,700	117,409
DNB Bank ASA	36,251	677,878
Elmera Group ASA(3)	31,479	46,626
Entra ASA(3)	25,083	296,684
Equinor ASA	24,689	752,438
Europris ASA(3)	45,674	294,259
Frontline PLC(1)	12,400	170,864
Gjensidige Forsikring ASA	16,200	291,170
Golden Ocean Group, Ltd.	2,700	25,866
Kongsberg Gruppen ASA	13,520	538,254
Mowi ASA	36,150	668,474
Nordic Semiconductor ASA(2)	34,208	545,483
Opera, Ltd. ADR(1)	47,000	311,140
Security	Shares	Value
Norway (continued)
Orkla ASA	75,100	$ 560,675
Scatec ASA(3)	24,917	203,228
Schibsted ASA, Class B	22,734	475,252
SFL Corp, Ltd.	9,700	98,746
SpareBank 1 SMN	14,400	183,640
Telenor ASA	86,591	906,487
TOMRA Systems ASA	23,400	413,088
Var Energi ASA	12,354	37,579
Veidekke ASA	20,997	216,804
Yara International ASA	18,306	813,359
		$ 9,695,353
Portugal — 1.1%
Banco Comercial Portugues S.A.	4,163,853	$ 887,104
Corticeira Amorim SGPS S.A.	35,138	347,597
CTT-Correios de Portugal S.A.(1)	79,156	306,195
EDP-Energias de Portugal S.A.	174,295	865,942
Galp Energia SGPS S.A., Class B	68,129	932,553
Jeronimo Martins SGPS S.A.	39,521	858,030
Navigator Co. S.A. (The)	156,508	547,947
NOS SGPS S.A.	100,048	429,035
REN - Redes Energeticas Nacionais SGPS S.A.	29,300	80,530
		$ 5,254,933
Singapore — 2.2%
AEM Holdings, Ltd.(1)	17,700	$ 46,985
BW LPG, Ltd.(3)	9,091	75,240
CapitaLand Ascendas REIT	109,000	239,869
CapitaLand China Trust REIT	113,100	107,847
CapitaLand Investment, Ltd.	86,400	261,758
City Developments, Ltd.	26,300	166,922
ComfortDelGro Corp., Ltd.	231,600	212,180
Flex, Ltd.(2)	43,200	1,008,720
Genting Singapore, Ltd.(1)	921,500	697,906
Keppel Corp., Ltd.	76,300	440,530
Keppel DC REIT	35,456	55,264
Keppel Infrastructure Trust(1)	497,885	218,305
Keppel REIT	110,000	81,072
Manulife US REIT	113,000	37,383
Mapletree Industrial Trust(1)	71,610	130,141
Mapletree Logistics Trust(1)	80,800	104,458
Mapletree Pan Asia Commercial Trust(1)	83,109	115,640
Nanofilm Technologies International, Ltd.(1)	31,300	34,590
Oversea-Chinese Banking Corp., Ltd.	72,300	714,349
Parkway Life REIT	33,400	103,375
Raffles Medical Group, Ltd.	150,700	166,690

15
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Singapore (continued)
Sea, Ltd. ADR(2)	7,900	$ 509,155
Sembcorp Industries, Ltd.	141,300	389,659
Sheng Siong Group, Ltd.	201,600	251,946
Singapore Airlines, Ltd.(1)	92,700	419,177
Singapore Exchange, Ltd.	40,400	284,558
Singapore Post, Ltd.	292,300	124,871
Singapore Technologies Engineering, Ltd.	121,200	340,759
Singapore Telecommunications, Ltd.(6)	311,400	596,381
Singapore Telecommunications, Ltd.(6)	84,700	161,633
Suntec Real Estate Investment Trust	89,800	96,009
UMS Holdings, Ltd.(1)	56,725	57,368
United Overseas Bank, Ltd.	29,100	661,461
UOL Group, Ltd.	19,600	104,577
Venture Corp., Ltd.	27,200	384,101
Wilmar International, Ltd.	367,200	1,141,632
		$ 10,542,511
Spain — 4.4%
Acerinox S.A.	74,810	$ 810,188
Aena SME S.A.(2)(3)	4,771	716,838
Almirall S.A.	39,433	397,330
Amadeus IT Group S.A.(2)	36,160	2,278,223
Banco de Sabadell S.A.	103,800	135,704
Banco Santander S.A.	341,173	1,192,379
Bankinter S.A.	35,852	258,672
CaixaBank S.A.	135,566	601,501
Cellnex Telecom S.A.(3)	58,584	2,295,789
Cia de Distribucion Integral Logista Holdings S.A.	14,897	403,611
Ebro Foods S.A.(1)	21,785	374,245
Enagas S.A.	10,500	188,279
Ferrovial S.A.	13,638	402,433
Fluidra S.A.(1)	17,023	300,525
Global Dominion Access S.A.(3)	31,250	133,999
Grifols S.A.(1)(2)	92,600	1,225,843
Iberdrola S.A.	135,919	1,594,570
Iberdrola S.A.(2)	2,266	26,462
Indra Sistemas S.A.	10,400	126,987
Industria de Diseno Textil S.A.	76,175	2,378,245
Laboratorios Farmaceuticos Rovi S.A.	11,900	504,238
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(1)	94,840	98,838
Mapfre S.A.(1)	69,417	139,628
Merlin Properties Socimi S.A.	122,600	1,198,130
Neinor Homes S.A.(3)	10,000	100,335
Red Electrica Corp. S.A.	20,678	365,978
Repsol S.A.	132,966	2,184,210
Security	Shares	Value
Spain (continued)
Telefonica S.A.	23,741	$ 90,193
Viscofan S.A.(1)	5,805	374,136
		$ 20,897,509
Sweden — 4.3%
AcadeMedia AB(3)	13,600	$ 64,058
Alfa Laval AB	4,650	146,129
Arjo AB, Class B	29,560	114,707
Assa Abloy AB, Class B	10,010	235,798
Atlas Copco AB, Class A	30,400	360,728
Atlas Copco AB, Class B	18,000	189,857
Atrium Ljungberg AB, Class B	7,700	137,659
Attendo AB(2)(3)	51,800	130,219
Axfood AB	15,887	409,181
Betsson AB, Class B	10,576	87,667
BHG Group AB(2)	25,600	37,713
BICO Group AB(1)(2)	14,705	148,804
Bilia AB, Class A	7,790	90,009
Billerud AB	45,811	532,197
BioGaia AB, Class B	21,245	186,813
Boozt AB(1)(2)(3)	9,100	118,056
Camurus AB(2)	3,700	88,549
Castellum AB(1)	19,834	272,144
Catena AB	3,800	158,977
Cibus Nordic Real Estate AB	7,400	104,899
Clas Ohlson AB, Class B	10,600	70,680
Dios Fastigheter AB	19,400	147,834
Electrolux AB, Class B(1)	16,000	226,621
Elekta AB, Class B	42,160	306,874
Embracer Group AB(1)(2)	41,890	195,255
Epiroc AB, Class A	7,626	148,377
Epiroc AB, Class B	7,415	123,626
Essity AB, Class B	64,435	1,683,309
Evolution AB(3)	8,498	955,099
Fabege AB	29,218	276,145
Fingerprint Cards AB, Class B(1)(2)	205,863	58,919
Getinge AB, Class B	22,900	515,881
Hansa Biopharma AB(1)(2)	12,250	73,693
HMS Networks AB	2,700	100,657
Holmen AB, Class B	16,716	689,461
Hufvudstaden AB, Class A	11,700	176,204
Husqvarna AB, Class B(1)	11,370	96,735
Industrivarden AB, Class A	8,280	219,340
Industrivarden AB, Class C(1)	6,400	168,606
Indutrade AB	4,047	89,873
Investor AB, Class A	17,770	354,664

16
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Sweden (continued)
Investor AB, Class B	38,860	$ 755,126
JM AB	7,000	130,495
MIPS AB(1)	2,200	84,192
Mycronic AB(1)	26,942	575,903
Oatly Group AB ADR(1)(2)	40,700	99,308
Orron Energy AB	29,152	54,044
Paradox Interactive AB	8,600	152,851
Saab AB, Class B	2,757	112,867
Sagax AB, Class B	17,833	443,596
Samhallsbyggnadsbolaget i Norden AB(1)	42,000	82,919
Sandvik AB(1)	11,780	243,465
Securitas AB, Class B(1)	12,200	111,673
Skanska AB, Class B	9,000	158,851
SkiStar AB	4,900	53,064
Spotify Technology S.A.(2)	9,100	1,025,752
Stillfront Group AB(2)	27,900	48,694
Svenska Cellulosa AB SCA, Class B	67,464	936,828
Svenska Handelsbanken AB, Class A	34,300	357,681
Swedbank AB, Class A	22,300	428,972
Swedish Orphan Biovitrum AB(2)	22,039	491,482
Tele2 AB, Class B	46,720	403,498
Telefonaktiebolaget LM Ericsson, Class B	180,300	1,045,823
Telia Co. AB	130,400	336,776
Tethys Oil AB	12,500	75,236
Thule Group AB(3)	6,300	150,972
Truecaller AB, Class B(1)(2)	69,800	248,038
Vitec Software Group AB, Class B	3,000	127,074
Vitrolife AB	8,300	177,957
Volvo AB, Class B	17,650	350,238
Volvo Car AB, Class B(2)	32,400	161,660
Wallenstam AB, Class B	49,600	227,697
Wihlborgs Fastigheter AB	19,700	162,192
		$ 20,106,941
Switzerland — 8.8%
Allreal Holding AG	2,301	$ 394,382
ALSO Holding AG	802	163,363
Baloise Holding AG	2,338	384,538
Banque Cantonale Vaudoise(1)	708	67,300
Belimo Holding AG	401	211,505
BKW AG	1,702	244,751
Bossard Holding AG, Class A	825	210,221
Bucher Industries AG	637	290,260
Bystronic AG	167	125,490
Cembra Money Bank AG	1,279	113,558
Cie Financiere Richemont S.A.	34,378	5,299,616
Security	Shares	Value
Switzerland (continued)
Daetwyler Holding AG, Bearer Shares	493	$ 104,559
DKSH Holding AG	3,161	269,302
Dottikon Es Holding AG(2)	1,055	312,514
EMS-Chemie Holding AG	577	430,142
Flughafen Zurich AG(2)	2,030	369,853
Forbo Holding AG	151	198,675
Galenica AG(3)	2,594	202,870
Geberit AG	1,283	730,004
Givaudan S.A.	553	1,792,953
Gurit Holding AG(1)	2,480	277,064
Helvetia Holding AG	2,514	314,497
Huber+Suhner AG	3,060	293,464
Idorsia, Ltd.(1)(2)	20,736	348,794
Inficon Holding AG	310	324,571
Intershop Holding AG	234	156,962
Komax Holding AG	695	228,665
Kuehne & Nagel International AG	2,860	681,986
Landis & Gyr Group AG(1)	3,124	230,150
LEM Holding S.A.	128	283,404
Logitech International S.A.	19,419	1,136,337
Mobimo Holding AG	1,337	343,799
Nestle S.A.	46,541	5,678,423
Novartis AG	25,632	2,317,364
Roche Holding AG PC	7,834	2,445,543
Roche Holding AG, Bearer Shares(1)	271	99,197
Schindler Holding AG	1,944	393,250
Schindler Holding AG PC(1)	2,311	492,560
Schweiter Technologies AG	220	194,186
Sensirion Holding AG(2)(3)	2,300	273,699
SFS Group AG	1,848	212,621
SGS S.A.	211	514,552
SIG Group AG	27,641	685,109
Sika AG	9,105	2,587,157
Stadler Rail AG	9,144	349,753
Swatch Group AG (The)	4,311	283,266
Swatch Group AG (The), Bearer Shares	2,437	882,361
Swiss Life Holding AG	895	529,704
Swiss Prime Site AG	8,728	777,737
Swiss Re AG	8,196	858,211
Swisscom AG	2,576	1,522,044
u-blox Holding AG	1,652	197,597
UBS Group AG	82,122	1,752,925
Valiant Holding AG	2,200	251,378
Zehnder Group AG	2,230	165,975
Zurich Insurance Group AG	3,307	1,635,406
		$ 41,635,567

17
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
United Kingdom — 8.9%
3i Group PLC	11,056	$ 215,700
abrdn PLC(1)	48,718	128,315
Admiral Group PLC	5,900	160,393
Antofagasta PLC	15,200	326,595
Assura PLC	231,800	159,541
AstraZeneca PLC	22,470	2,943,850
Auto Trader Group PLC(3)	65,800	510,508
Aviva PLC	24,342	137,285
B&M European Value Retail S.A.	40,600	224,531
BAE Systems PLC	46,033	487,307
Bellway PLC	5,400	141,240
Berkeley Group Holdings PLC	4,063	208,057
Big Yellow Group PLC	13,089	195,225
BP PLC	220,700	1,333,083
British American Tobacco PLC	21,800	835,677
BT Group PLC	428,500	660,187
Bunzl PLC	6,100	223,938
Burberry Group PLC	13,190	401,779
Centamin PLC	159,300	218,379
Civitas Social Housing PLC	184,520	129,930
Compass Group PLC	42,800	1,022,407
Croda International PLC	5,987	510,312
Darktrace PLC(1)(2)	28,400	73,773
Derwent London PLC	8,000	255,198
Diploma PLC	3,800	128,544
Direct Line Insurance Group PLC	42,288	92,723
Domino's Pizza Group PLC	39,048	151,237
DS Smith PLC	55,300	242,098
Endava PLC ADR(2)	3,000	263,610
Essentra PLC	29,000	77,500
Experian PLC	11,138	407,311
Fresnillo PLC	32,200	327,083
Games Workshop Group PLC	1,807	209,599
Grainger PLC	69,506	222,598
Great Portland Estates PLC	23,683	166,589
Greggs PLC	7,435	248,269
Halma PLC	30,280	806,175
Hikma Pharmaceuticals PLC	40,830	863,722
Hill & Smith PLC	9,718	151,242
Hiscox, Ltd.	11,000	153,100
Howden Joinery Group PLC	23,000	196,254
HSBC Holdings PLC	175,600	1,293,882
IG Group Holdings PLC	14,640	143,945
IMI PLC	6,650	119,069
Imperial Brands PLC	17,600	441,518
Inchcape PLC	19,600	220,985
Security	Shares	Value
United Kingdom (continued)
InterContinental Hotels Group PLC	5,400	$ 374,887
Intertek Group PLC	4,100	220,363
J Sainsbury PLC	46,200	149,830
Johnson Matthey PLC	9,700	270,948
Kingfisher PLC	47,900	165,251
Land Securities Group PLC	51,600	452,058
Lloyds Banking Group PLC	889,520	578,895
London Stock Exchange Group PLC	4,413	403,988
LondonMetric Property PLC	90,700	211,337
LXi REIT PLC	118,300	164,666
Manchester United PLC, Class A	9,700	218,735
Marks & Spencer Group PLC(2)	83,100	149,897
Marshalls PLC	23,600	98,847
Mondi PLC	19,940	376,025
Moneysupermarket.com Group PLC	34,300	101,264
National Grid PLC	152,616	1,940,191
NatWest Group PLC	88,311	336,911
NCC Group PLC	72,058	166,989
Next PLC	3,900	319,309
Nomad Foods, Ltd.(2)	11,900	211,701
Ocado Group PLC(1)(2)	12,900	103,231
Pearson PLC	43,914	500,803
Pennon Group PLC	32,533	369,315
Persimmon PLC	9,800	171,160
Phoenix Group Holdings PLC	17,800	141,081
Primary Health Properties PLC	121,769	168,709
Reckitt Benckiser Group PLC	9,000	641,348
RELX PLC	26,380	783,721
Rentokil Initial PLC	39,000	236,474
Rightmove PLC	66,300	481,728
Rio Tinto PLC	18,000	1,409,422
Rotork PLC	45,595	179,609
RS Group PLC	10,009	116,363
Safestore Holdings PLC	19,133	238,238
Sage Group PLC (The)	69,800	670,615
Segro PLC	63,853	657,277
Severn Trent PLC	18,700	650,777
Shaftesbury PLC(1)	30,747	149,749
Shell PLC	84,770	2,488,657
Sirius Real Estate, Ltd.	111,884	116,826
Softcat PLC	18,500	276,832
Spectris PLC	7,300	289,408
Spirax-Sarco Engineering PLC	1,720	245,688
Spirent Communications PLC	89,600	242,824
Ssp Group PLC(2)	30,000	96,047
St. James's Place PLC	9,400	142,539

18
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
United Kingdom (continued)
Standard Chartered PLC	38,500	$ 323,385
Supermarket Income REIT PLC	90,300	107,277
Taylor Wimpey PLC	90,000	130,583
Telecom Plus PLC	16,000	394,071
Tritax Big Box REIT PLC	152,000	292,868
UK Commercial Property REIT, Ltd.	180,544	129,052
Unilever PLC	24,121	1,227,736
United Utilities Group PLC	29,800	389,935
Victrex PLC	6,800	154,758
Vistry Group PLC	23,112	212,865
Vodafone Group PLC	1,150,800	1,327,808
Wise PLC, Class A(2)	33,600	225,241
		$ 41,826,375
Total Common Stocks (identified cost $429,759,513)		$469,726,356

Warrants (2) — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)(4)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.6%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(7)	1,199,635	$ 1,199,635
Total Affiliated Fund (identified cost $1,199,635)		$ 1,199,635

Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(8)	10,847,429	$ 10,847,429
Total Securities Lending Collateral (identified cost $10,847,429)		$ 10,847,429
Total Short-Term Investments (identified cost $12,047,064)		$ 12,047,064
Value
Total Investments — 102.1% (identified cost $441,806,577)	$481,773,420
Other Assets, Less Liabilities — (2.1)%	$ (9,826,922)
Net Assets — 100.0%	$471,946,498
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2023. The aggregate market value of securities on loan at January 31, 2023 was $28,364,383.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $18,403,686 or 3.9% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(8)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.7%	$55,413,309
Industrials	11.0	52,149,877
Consumer Discretionary	10.8	50,962,208
Consumer Staples	10.0	47,253,417
Materials	9.7	45,890,092
Health Care	9.5	44,685,510
Information Technology	8.8	41,329,986
Communication Services	8.5	39,996,702
Real Estate	7.3	34,299,330
Utilities	7.1	33,416,216
Energy	5.1	24,329,709
Short-Term Investments	2.6	12,047,064
Total Investments	102.1%	$481,773,420

19
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Portfolio of Investments — continued

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
20
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Statement of Assets and Liabilities

January 31, 2023
Assets
Unaffiliated investments, at value (identified cost $439,810,478) — including $28,364,383 of securities on loan	$ 479,228,937
Affiliated investments, at value (identified cost $1,996,099)	2,544,483
Foreign currency, at value (identified cost $544,372)	547,280
Dividends receivable	486,072
Dividends receivable from affiliated investments	1,954
Receivable for investments sold	332,136
Receivable for Fund shares sold	381,914
Securities lending income receivable	30,021
Tax reclaims receivable	1,145,985
Receivable from affiliates	10,564
Total assets	$484,709,346
Liabilities
Collateral for securities loaned	$ 10,847,429
Payable for Fund shares redeemed	1,417,817
Payable to affiliates:
Investment adviser and administration fee	157,677
Distribution and service fees	14,794
Accrued expenses	325,131
Total liabilities	$ 12,762,848
Net Assets	$471,946,498
Sources of Net Assets
Paid-in capital	$ 444,112,318
Distributable earnings	27,834,180
Net Assets	$471,946,498
Class A Shares
Net Assets	$ 56,336,925
Shares Outstanding	4,141,757
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.60
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.35
Class I Shares
Net Assets	$ 281,658,433
Shares Outstanding	20,625,595
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.66
Class R Shares
Net Assets	$ 7,248,343
Shares Outstanding	538,977
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.45
21
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Statement of Assets and Liabilities — continued

January 31, 2023
Class R6 Shares
Net Assets	$126,702,797
Shares Outstanding	9,294,209
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.63
On sales of $50,000 or more, the offering price of Class A shares is reduced.
22
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Statement of Operations

Year Ended
January 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $1,919,800)	$ 17,163,930
Dividend income from affiliated investments (net of foreign taxes withheld of $5,472)	63,313
Securities lending income, net	345,087
Total investment income	$ 17,572,330
Expenses
Investment adviser and administration fee	$ 2,110,084
Distribution and service fees:
Class A	189,761
Class R	37,044
Trustees’ fees and expenses	34,530
Custodian fee	220,674
Transfer and dividend disbursing agent fees	356,186
Legal and accounting services	67,115
Printing and postage	37,163
Registration fees	75,350
Interest expense and fees	44,383
Miscellaneous	52,647
Total expenses	$ 3,224,937
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 353,738
Total expense reductions	$ 353,738
Net expenses	$ 2,871,199
Net investment income	$ 14,701,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,973,953)
Investment transactions - affiliated investments	11,812
Foreign currency transactions	(348,755)
Net realized loss	$ (4,310,896)
Change in unrealized appreciation (depreciation):
Investments	$ (58,362,076)
Investments - affiliated investments	203,019
Foreign currency	14,673
Net change in unrealized appreciation (depreciation)	$(58,144,384)
Net realized and unrealized loss	$(62,455,280)
Net decrease in net assets from operations	$(47,754,149)
23
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Statements of Changes in Net Assets

	Year Ended January 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 14,701,131	$ 18,365,614
Net realized gain (loss)	(4,310,896)	24,655,431
Net change in unrealized appreciation (depreciation)	(58,144,384)	(4,858,803)
Net increase (decrease) in net assets from operations	$ (47,754,149)	$ 38,162,242
Distributions to shareholders:
Class A	$ (2,055,430)	$ (4,607,356)
Class I	(11,808,544)	(20,499,938)
Class R	(254,341)	(425,350)
Class R6	(5,080,084)	(7,403,478)
Total distributions to shareholders	$ (19,198,399)	$ (32,936,122)
Transactions in shares of beneficial interest:
Class A	$ (33,199,930)	$ (15,999,038)
Class I	(92,003,049)	15,700,794
Class R	(1,089,432)	4,489,406
Class R6	2,753,594	(15,621,703)
Net decrease in net assets from Fund share transactions	$(123,538,817)	$ (11,430,541)
Net decrease in net assets	$(190,491,365)	$ (6,204,421)
Net Assets
At beginning of year	$ 662,437,863	$ 668,642,284
At end of year	$ 471,946,498	$662,437,863
24
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Financial Highlights

	Class A
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 14.970	$ 14.890	$ 13.670	$ 12.560	$ 14.350
Income (Loss) From Operations
Net investment income(1)	$ 0.348	$ 0.378	$ 0.249	$ 0.298	$ 0.301
Net realized and unrealized gain (loss)	(1.217)	0.405	1.175	1.144	(1.700)
Total income (loss) from operations	$ (0.869)	$ 0.783	$ 1.424	$ 1.442	$ (1.399)
Less Distributions
From net investment income	$ (0.300)	$ (0.425)	$ (0.195)	$ (0.277)	$ (0.211)
From net realized gain	(0.201)	(0.278)	(0.009)	(0.055)	(0.180)
Total distributions	$ (0.501)	$ (0.703)	$ (0.204)	$ (0.332)	$ (0.391)
Net asset value — End of year	$13.600	$14.970	$ 14.890	$ 13.670	$12.560
Total Return(2)(3)	(5.51)%	5.18%	10.35%	11.53%	(9.73)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 56,337	$ 99,423	$113,340	$103,801	$ 65,056
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.76% (4)(5)	0.75%	0.75%	0.75%	0.75%
Net investment income	2.64%	2.36%	1.90%	2.24%	2.27%
Portfolio Turnover	14%	22%	16%	27%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.04%, 0.07%, 0.06% and 0.11% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
(5)	Includes interest expense of 0.01%.
25
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 15.060	$ 14.980	$ 13.740	$ 12.610	$ 14.410
Income (Loss) From Operations
Net investment income(1)	$ 0.378	$ 0.414	$ 0.279	$ 0.297	$ 0.310
Net realized and unrealized gain (loss)	(1.225)	0.414	1.196	1.194	(1.689)
Total income (loss) from operations	$ (0.847)	$ 0.828	$ 1.475	$ 1.491	$ (1.379)
Less Distributions
From net investment income	$ (0.352)	$ (0.470)	$ (0.226)	$ (0.306)	$ (0.241)
From net realized gain	(0.201)	(0.278)	(0.009)	(0.055)	(0.180)
Total distributions	$ (0.553)	$ (0.748)	$ (0.235)	$ (0.361)	$ (0.421)
Net asset value — End of year	$ 13.660	$ 15.060	$ 14.980	$ 13.740	$ 12.610
Total Return(2)(3)	(5.30)%	5.45%	10.75%	11.79%	(9.53)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$281,658	$417,559	$400,149	$359,605	$151,107
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.51% (4)(5)	0.50%	0.50%	0.50%	0.50%
Net investment income	2.84%	2.57%	2.11%	2.21%	2.35%
Portfolio Turnover	14%	22%	16%	27%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.04%, 0.07%, 0.06% and 0.11% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
(5)	Includes interest expense of 0.01%.
26
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Financial Highlights — continued

	Class R
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 14.830	$ 14.790	$ 13.590	$ 12.490	$ 14.290
Income (Loss) From Operations
Net investment income(1)	$ 0.302	$ 0.290	$ 0.204	$ 0.237	$ 0.231
Net realized and unrealized gain (loss)	(1.201)	0.451	1.180	1.172	(1.657)
Total income (loss) from operations	$ (0.899)	$ 0.741	$ 1.384	$ 1.409	$ (1.426)
Less Distributions
From net investment income	$ (0.280)	$ (0.423)	$ (0.175)	$ (0.254)	$ (0.194)
From net realized gain	(0.201)	(0.278)	(0.009)	(0.055)	(0.180)
Total distributions	$ (0.481)	$ (0.701)	$ (0.184)	$ (0.309)	$ (0.374)
Net asset value — End of year	$13.450	$14.830	$14.790	$13.590	$12.490
Total Return(2)(3)	(5.77)%	4.93%	10.20%	11.25%	(9.96)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 7,248	$ 9,157	$ 5,082	$ 3,713	$ 1,939
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.01% (4)(5)	1.00%	1.00%	1.00%	1.00%
Net investment income	2.31%	1.83%	1.55%	1.79%	1.77%
Portfolio Turnover	14%	22%	16%	27%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.04%, 0.07%, 0.06% and 0.11% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
(5)	Includes interest expense of 0.01%.
27
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Financial Highlights — continued

	Class R6
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 15.040	$ 14.960	$ 13.730	$ 12.600	$ 14.410
Income (Loss) From Operations
Net investment income(1)	$ 0.368	$ 0.421	$ 0.275	$ 0.342	$ 0.363
Net realized and unrealized gain (loss)	(1.214)	0.416	1.198	1.155	(1.746)
Total income (loss) from operations	$ (0.846)	$ 0.837	$ 1.473	$ 1.497	$ (1.383)
Less Distributions
From net investment income	$ (0.363)	$ (0.479)	$ (0.234)	$ (0.312)	$ (0.247)
From net realized gain	(0.201)	(0.278)	(0.009)	(0.055)	(0.180)
Total distributions	$ (0.564)	$ (0.757)	$ (0.243)	$ (0.367)	$ (0.427)
Net asset value — End of year	$ 13.630	$ 15.040	$ 14.960	$ 13.730	$12.600
Total Return(2)(3)	(5.29)%	5.51%	10.75%	11.85%	(9.56)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$126,703	$136,299	$150,071	$112,074	$ 91,371
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.48% (4)(5)	0.47%	0.47%	0.47%	0.47%
Net investment income	2.78%	2.61%	2.07%	2.56%	2.72%
Portfolio Turnover	14%	22%	16%	27%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.04%, 0.07%, 0.06% and 0.11% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
(5)	Includes interest expense of 0.01%.
28
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Class I (renamed from Institutional Class effective April 29, 2022) shares, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the  Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the  Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
29

Parametric
International Equity Fund
January 31, 2023
Notes to Financial Statements — continued

As of January 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2023 and January 31, 2022 was as follows:
	Year Ended January 31,
	2023	2022
Ordinary income	$12,546,353	$27,232,795
Long-term capital gains	$ 6,652,046	$ 5,703,327
During the year ended January 31, 2023, distributable earnings was decreased by $3,579,142 and paid-in capital was increased by $3,579,142 primarily due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
30

Parametric
International Equity Fund
January 31, 2023
Notes to Financial Statements — continued

As of January 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$ (6,038,958)
Net unrealized appreciation	33,873,138
Distributable earnings	$27,834,180
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $6,038,958 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $4,937,181 are short-term and $1,101,777 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 447,895,265
Gross unrealized appreciation	$ 94,142,591
Gross unrealized depreciation	(60,264,436)
Net unrealized appreciation	$ 33,878,155
3  Investment Adviser and Administration Fees and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended January 31, 2023, the investment adviser and administration fee amounted to $2,110,084 or 0.40% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2023, the investment adviser and administration fee paid was reduced by $1,090 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2023. Pursuant to this agreement, EVM and Parametric were allocated $352,648 in total of the Fund’s operating expenses for the year ended January 31, 2023.
31

Parametric
International Equity Fund
January 31, 2023
Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2023, EVM earned $30,911 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $458 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2023. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2023 amounted to $189,761 for Class A shares.
The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended January 31, 2023, the Fund paid or accrued to EVD $18,522 for Class R shares.
Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2023 amounted to $18,522 for Class R shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2023, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $71,366,473 and $199,274,695, respectively, for the year ended January 31, 2023.
32

Parametric
International Equity Fund
January 31, 2023
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,151,916	$ 15,242,063	1,370,825	$ 21,875,503
Issued to shareholders electing to receive payments of distributions in Fund shares	163,284	2,041,048	301,111	4,591,939
Redemptions	(3,812,887)	(50,483,041)	(2,641,838)	(42,466,480)
Net decrease	(2,497,687)	$ (33,199,930)	(969,902)	$ (15,999,038)
Class I
Sales	4,144,062	$ 55,413,244	5,961,417	$ 95,915,678
Issued to shareholders electing to receive payments of distributions in Fund shares	908,604	11,393,896	1,291,716	19,789,096
Redemptions	(12,162,125)	(158,810,189)	(6,236,619)	(100,003,980)
Net increase (decrease)	(7,109,459)	$ (92,003,049)	1,016,514	$ 15,700,794
Class R
Sales	79,898	$ 1,050,076	339,855	$ 5,547,999
Issued to shareholders electing to receive payments of distributions in Fund shares	20,577	254,333	28,168	425,339
Redemptions	(179,097)	(2,393,841)	(94,050)	(1,483,932)
Net increase (decrease)	(78,622)	$ (1,089,432)	273,973	$ 4,489,406
Class R6
Sales	2,093,383	$ 28,037,045	2,452,221	$ 39,243,788
Issued to shareholders electing to receive payments of distributions in Fund shares	405,758	5,080,084	483,571	7,403,478
Redemptions	(2,268,661)	(30,363,535)	(3,901,210)	(62,268,969)
Net increase (decrease)	230,480	$ 2,753,594	(965,418)	$ (15,621,703)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended January 31, 2023 were $994,008 and 3.97%, respectively.
33

Parametric
International Equity Fund
January 31, 2023
Notes to Financial Statements — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $28,364,383 and $30,020,337, respectively. Collateral received was comprised of cash of $10,847,429 and U.S. government and/or agencies securities of $19,172,908. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 10,846,910	$ —	$ —	$ —	$ 10,846,910
Warrants	519	—	—	—	519
Total	$10,847,429	$ —	$ —	$ —	$10,847,429
The carrying amount of the liability for collateral for securities loaned at January 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2023.
10  Investments in Affiliated Issuers and Funds
At January 31, 2023, the value of the Fund's investment in affiliated issuers and funds, including issuers and funds that may be deemed to be affiliated, was $2,544,483, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,968,704	$ —	$ (839,023)	$ 12,148	$ 203,019	$ 1,344,848	$ 49,245	183,600
Short-Term Investments
Cash Reserves Fund	910,921	15,941,015	(16,851,600)	(336)	—	—	207	—
Liquidity Fund	—	43,090,233	(41,890,598)	—	—	1,199,635	13,861	1,199,635
Total				$11,812	$203,019	$2,544,483	$63,313
34

Parametric
International Equity Fund
January 31, 2023
Notes to Financial Statements — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 1,517,875	$ 138,831,250	$ 44,216	$ 140,393,341
Developed Europe	4,161,492	315,672,676	0	319,834,168
Developed Middle East	1,576,590	7,922,257	—	9,498,847
Total Common Stocks	$ 7,255,957	$462,426,183**	$44,216	$469,726,356
Warrants	$ —	$ —	$ 0	$ 0
Short-Term Investments:
Affiliated Fund	1,199,635	—	—	1,199,635
Securities Lending Collateral	10,847,429	—	—	10,847,429
Total Investments	$19,303,021	$462,426,183	$44,216	$481,773,420
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2023 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
35

Parametric
International Equity Fund
January 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
36

Parametric
International Equity Fund
January 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended January 31, 2023, the Fund designates approximately $16,666,761, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended January 31, 2023, the Fund paid foreign taxes of $1,846,328 and recognized foreign source income of $19,129,023.
37

Parametric
International Equity Fund
January 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR.  Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 130 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
38

Parametric
International Equity Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
39

Parametric
International Equity Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
40

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
41

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
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How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
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State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
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Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
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Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
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42

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
43

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4736    1.31.23

Parametric
Emerging Markets Fund
Annual Report
January 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2023
Parametric
Emerging Markets Fund

Parametric
Emerging Markets Fund
January 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
Emerging-market (EM) equities fell meaningfully in 2022, impacted by high inflation, rising interest rates, a strong U.S. dollar, and Russia’s invasion of Ukraine. The MSCI Emerging Markets Index (the Index) returned -12.12% during the 12-month period ended January 31, 2023. Negative performance was influenced by weakness in parts of Asia and Europe, though pockets of strength could be found. In addition, a rally in commodity prices buoyed natural resource-rich countries during the period.
Though not the worst-performing country, China was the predominant source of Index weakness during the period. Bejing’s ongoing regulatory crackdowns, along with its draconian zero-COVID policy, were the main sources of poor performance during the period. South Korea and Taiwan also faced negative impacts from a slowdown in China’s economy as diminished exports to their populous neighbor dragged down both countries. A global pullback in technology shares during the period was an additional source of trouble for the three Asian countries.
In Europe, performance was challenged by geopolitical conflict, with emerging markets located close to the war in Ukraine and countries reliant on Russian energy taking the brunt of the losses, which included double-digit declines in Hungary and Poland. Further weighing on EM returns was Russia’s removal from the Index at zero value after the country was deemed “uninvestable.”
On the other hand, Turkey’s stock market gained over 65% as investors sought refuge to hedge high inflation within the country. More broadly, resilient commodity prices amid rising global inflation provided an economic backstop for many Latin American countries, with Brazil, Chile, and Mexico delivering solid performance gains during the period.
Fund Performance
For the 12-month period ended January 31, 2023, Parametric Emerging Markets Fund (the Fund) returned -6.32% for Class A shares at net asset value, outperforming its benchmark, the Index, which returned -12.12%.
The Fund’s emphasis on diversification -- via a system of targeting country weights and systematically rebalancing them back to those target weights -- contributed to performance relative to the Index during the period. Based on diversification targets, the Fund held underweight exposures to larger countries, and overweight exposures to smaller countries during the period. The Fund’s emphasis on diversification at the sector level also helped relative returns in each emerging market. The Fund’s inclusion of out-of-Index frontier market countries was an additional source of outperformance during the period.
An overweight exposure to Turkey contributed to performance relative to the Index during the period. Turkey was the best-performing emerging market, advancing over 65% as local investors plowed assets into its stock market in hopes of outpacing inflation. The Fund’s overweight exposure to Thailand also benefited relative performance during the period. Thailand’s stock market advanced on broad strength across sectors, including a significant jump in health care and technology shares. Furthermore, an underweight position in Taiwan helped returns, as a strong decline in technology shares detracted from performance versus the Index during the period.
In contrast, an underweight exposure to India detracted from returns relative to the Index. India’s stock market outperformed the Index during the period due to solid gains from its industrials and consumer staples sectors. The Fund’s sector allocations in Brazil also negatively impacted relative performance, largely due to an overweight position in health care, which fell significantly. In addition, the Fund’s inclusion of Vietnam detracted from relative returns during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Emerging Markets Fund
January 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/30/2006	06/30/2006	(6.32)%	(2.00)%	0.82%
Class A with 5.25% Maximum Sales Charge	—	—	(11.25)	(3.05)	0.27
Class C at NAV	06/30/2006	06/30/2006	(6.93)	(2.73)	0.22
Class C with 1% Maximum Deferred Sales Charge	—	—	(7.83)	(2.73)	0.22
Class I at NAV	06/30/2006	06/30/2006	(6.07)	(1.75)	1.07
Class R6 at NAV	07/01/2014	06/30/2006	(5.99)	(1.69)	1.12

MSCI Emerging Markets Index	—	—	(12.12)%	(1.48)%	2.07%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.58%	2.33%	1.33%	1.24%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2013	$10,218	N.A.
Class I, at minimum investment	$1,000,000	01/31/2013	$1,111,958	N.A.
Class R6, at minimum investment	$5,000,000	01/31/2013	$5,591,318	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
Emerging Markets Fund
January 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Tencent Holdings, Ltd.	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.0
Delta Electronics (Thailand) PCL	0.8
Samsung Electronics Co., Ltd.	0.8
America Movil SAB de CV, Series L	0.7
Turkiye Petrol Rafinerileri AS	0.7
Naspers, Ltd., Class N	0.6
Reliance Industries, Ltd.	0.5
Alibaba Group Holding, Ltd. ADR	0.5
Saudi Arabian Oil Co.	0.5
Total	7.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
4

Parametric
Emerging Markets Fund
January 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 29, 2022, the Fund’s Investor Class shares were redesignated as Class A shares. Class A shares are subject to a front-end sales charge, subject to certain exceptions. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A shares for such accounts. Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.
Additional Information
Diversification cannot ensure a profit or eliminate the risk of loss.

5

Parametric
Emerging Markets Fund
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,080.50	$ 8.97	1.71%
Class C	$1,000.00	$1,076.70	$12.88	2.46%
Class I	$1,000.00	$1,081.90	$ 7.66	1.46%
Class R6	$1,000.00	$1,082.10	$ 7.29	1.39%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.59	$ 8.69	1.71%
Class C	$1,000.00	$1,012.80	$12.48	2.46%
Class I	$1,000.00	$1,017.85	$ 7.43	1.46%
Class R6	$1,000.00	$1,018.20	$ 7.07	1.39%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
6

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments

Common Stocks — 99.8%
Security	Shares	Value
Argentina — 0.6%
Arcos Dorados Holdings, Inc., Class A	8,100	$ 68,850
Cresud S.A. ADR(1)(2)	8,700	59,682
Grupo Financiero Galicia S.A. ADR(1)(2)	4,627	62,002
Loma Negra Cia Industrial Argentina S.A. ADR	7,724	55,072
MercadoLibre, Inc.(1)	645	762,190
Pampa Energia S.A. ADR(1)(2)	1,279	43,269
Telecom Argentina S.A. ADR(1)(2)	6,900	44,298
Transportadora de Gas del Sur S.A. ADR(1)(2)	5,663	63,312
YPF S.A. ADR(1)	11,024	131,737
		$ 1,290,412
Bahrain — 0.2%
Al Salam Bank BSC	590,490	$ 158,274
GFH Financial Group BSC	612,932	152,651
		$ 310,925
Bangladesh — 0.6%
Bangladesh Export Import Co., Ltd.	66,933	$ 72,464
Beximco Pharmaceuticals, Ltd.	106,430	145,915
City Bank, Ltd. (The)	280,084	57,208
Grameenphone, Ltd.	18,840	50,577
Heidelberger Cement Bangladesh, Ltd.	18,065	30,325
Jamuna Oil Co., Ltd.	22,841	36,498
Olympic Industries, Ltd.	41,067	53,206
Pubali Bank, Ltd.	240,880	59,535
Renata, Ltd.	6,549	74,708
Square Pharmaceuticals, Ltd.	171,709	337,516
Summit Power, Ltd.	107,026	34,106
Titas Gas Transmission & Distribution Co., Ltd.	150,108	57,517
Unique Hotel & Resorts, Ltd.	114,627	73,554
United Commercial Bank, Ltd.(1)	672,785	81,995
		$ 1,165,124
Botswana — 0.6%
Botswana Insurance Holdings, Ltd.	81,055	$ 111,749
First National Bank of Botswana, Ltd.	546,849	149,035
Letshego Holdings, Ltd.	948,236	92,494
Sechaba Breweries Holdings, Ltd.	581,828	899,112
		$ 1,252,390
Brazil — 4.0%
Alpargatas S.A., PFC Shares(1)	14,500	$ 38,876
AMBEV S.A.	76,550	205,991
Security	Shares	Value
Brazil (continued)
Americanas S.A.	37,771	$ 13,021
B3 S.A. - Brasil Bolsa Balcao	26,000	66,379
Banco Bradesco S.A., PFC Shares	43,292	119,566
Banco do Brasil S.A.	9,098	72,945
BRF S.A.(1)	20,640	32,365
CCR S.A.	26,700	61,855
Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	281,109
Cia de Saneamento Basico do Estado de Sao Paulo	12,660	138,813
Cielo S.A.	91,406	90,212
Cogna Educacao(1)	95,936	44,979
Cosan S.A.	39,700	130,605
Embraer S.A. ADR(1)	9,248	119,207
Engie Brasil Energia S.A.	16,250	125,965
Equatorial Energia S.A.	13,200	72,861
Fleury S.A.	29,900	91,179
Gerdau S.A., PFC Shares	15,900	102,548
GRUPO DE MODA SOMA S.A.	36,077	74,623
Hapvida Participacoes e Investimentos S.A.(1)(3)	374,920	380,363
Hypera S.A.	36,000	329,059
Iochpe Maxion S.A.	22,100	49,892
Itau Unibanco Holding S.A., PFC Shares	30,120	150,294
Itausa S.A., PFC Shares	55,756	93,690
JBS S.A.	20,225	80,003
Klabin S.A., PFC Shares	103,800	79,338
Localiza Rent a Car S.A.	20,789	242,483
Locaweb Servicos de Internet S.A.(1)(3)	34,800	43,943
Lojas Renner S.A.	37,084	158,014
Magazine Luiza S.A.(1)	139,900	122,088
Marfrig Global Foods S.A.	38,855	58,937
Multiplan Empreendimentos Imobiliarios S.A.	30,700	143,875
Natura & Co. Holding S.A.	23,300	66,784
Pagseguro Digital, Ltd., Class A(1)(2)	17,400	175,566
Petroleo Brasileiro S.A., PFC Shares	169,800	872,030
Raia Drogasil S.A.	31,100	152,121
Rede D'Or Sao Luiz S.A.(3)	64,500	405,325
Rumo S.A.	23,319	84,432
Sendas Distribuidora S.A.	30,845	119,399
StoneCo, Ltd., Class A(1)	28,800	321,408
Suzano S.A.	10,620	96,989
Telefonica Brasil S.A.	38,100	313,879
TIM S.A.	80,550	187,082
TOTVS S.A.	43,070	255,130
Transmissora Alianca de Energia Electrica S.A.	11,200	81,767
Ultrapar Participacoes S.A.	46,968	122,039
Vale S.A.	40,747	758,623
Via S.A.(1)	79,000	37,350

7
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Brazil (continued)
Vibra Energia S.A.	59,200	$ 191,957
Weg S.A.	29,004	218,488
YDUQS Participacoes S.A.	24,300	49,449
		$ 8,324,896
Bulgaria — 0.2%
CB First Investment Bank AD(1)	101,904	$ 133,276
Chimimport AD(1)	164,922	72,341
MonBat AD	28,235	67,416
Sopharma AD(1)	61,906	153,052
		$ 426,085
Chile — 2.6%
Aguas Andinas S.A., Series A	483,322	$ 115,893
Banco de Chile	2,960,094	323,441
Banco de Credito e Inversiones S.A.	3,051	91,982
Banco Santander Chile	3,218,212	135,334
CAP S.A.	7,626	70,437
Cencosud S.A.	243,352	437,252
Cia Cervecerias Unidas S.A.	16,853	129,674
Cia Sud Americana de Vapores S.A.	4,277,766	371,837
Colbun S.A.	1,199,487	139,780
Embotelladora Andina S.A., Class B, PFC Shares	51,948	128,972
Empresa Nacional de Telecomunicaciones S.A.	24,183	92,761
Empresas CMPC S.A.	98,316	169,064
Empresas COPEC S.A.	75,124	566,642
Enel Americas S.A.	2,767,585	366,534
Enel Chile S.A.	4,067,614	191,608
Falabella S.A.	131,123	304,841
Parque Arauco S.A.	232,299	299,191
Ripley Corp. S.A.	484,810	100,972
Sociedad Matriz SAAM S.A.	1,031,318	122,058
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	9,400	915,560
Sonda S.A.	225,936	112,091
Vina Concha y Toro S.A.	92,943	118,764
		$ 5,304,688
China — 18.0%
3SBio, Inc.(3)	98,000	$ 106,744
AAC Technologies Holdings, Inc.(1)(2)	69,500	185,203
Aier Eye Hospital Group Co., Ltd., Class A	18,542	90,563
Air China, Ltd., Class H(1)(2)	178,000	158,844
Alibaba Group Holding, Ltd. ADR(1)	9,600	1,057,920
Aluminum Corp. of China, Ltd., Class H	352,000	188,107
Angang Steel Co., Ltd., Class H	306,400	94,826
Security	Shares	Value
China (continued)
Anhui Conch Cement Co., Ltd., Class H	54,500	$ 206,905
ANTA Sports Products, Ltd.	15,000	227,529
Baidu, Inc. ADR(1)	3,632	489,158
Bank of Beijing Co., Ltd., Class A	182,760	115,104
Bank of China, Ltd., Class H	536,000	204,036
Bank of Ningbo Co., Ltd., Class A	19,850	96,712
BeiGene, Ltd. ADR(1)	1,500	384,000
Beijing Capital International Airport Co., Ltd., Class H(1)	308,000	234,251
Beijing Enterprises Holdings, Ltd.	39,500	134,134
Beijing Enterprises Water Group, Ltd.	290,000	74,105
Beijing Originwater Technology Co., Ltd., Class A	39,363	28,613
BOE Technology Group Co., Ltd., Class A	341,100	201,477
Brilliance China Automotive Holdings, Ltd.(1)	326,000	193,631
BYD Co., Ltd., Class H	7,654	242,383
BYD Electronic (International) Co., Ltd.	29,000	100,518
Changchun High & New Technology Industry Group, Inc., Class A	6,200	185,138
Changjiang Securities Co., Ltd., Class A	112,200	95,745
Chengdu Xingrong Environment Co., Ltd., Class A	125,700	93,350
China Coal Energy Co., Ltd., Class H	144,000	115,557
China Communications Services Corp., Ltd., Class H	118,000	44,904
China Construction Bank Corp., Class H	530,630	343,472
China Everbright Environment Group, Ltd.	234,925	104,467
China Gas Holdings, Ltd.	165,400	257,498
China Jinmao Holdings Group, Ltd.	352,000	80,853
China Life Insurance Co., Ltd., Class H	92,000	169,351
China Longyuan Power Group Corp., Ltd., Class H	188,000	259,523
China Mengniu Dairy Co., Ltd.	58,000	279,785
China Merchants Bank Co., Ltd., Class H	35,024	227,170
China Merchants Port Holdings Co., Ltd.	42,035	58,926
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	164,472
China National Building Material Co., Ltd., Class H	166,000	152,314
China Northern Rare Earth Group High-Tech Co., Ltd.	15,200	65,589
China Oilfield Services, Ltd., Class H	198,000	239,982
China Overseas Land & Investment, Ltd.	115,160	310,963
China Petroleum & Chemical Corp., Class H	1,449,741	782,816
China Railway Group, Ltd., Class H	281,000	153,295
China Resources Beer Holdings Co., Ltd.	34,000	255,961
China Resources Gas Group, Ltd.	64,000	269,135
China Resources Land, Ltd.	86,000	412,160
China Resources Medical Holdings Co., Ltd.	163,000	127,579
China Resources Power Holdings Co., Ltd.	139,600	290,780
China Shenhua Energy Co., Ltd., Class H	213,500	664,544
China Shineway Pharmaceutical Group, Ltd.	110,000	102,696
China Southern Airlines Co., Ltd., Class H(1)(2)	108,000	71,741
China State Construction Engineering Corp., Ltd.	156,440	128,563

8
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
China Tourism Group Duty Free Corp., Ltd., Class A	6,700	$ 212,147
China Travel International Investment Hong Kong, Ltd.(1)(2)	714,855	152,631
China Vanke Co., Ltd., Class H	149,577	302,370
China Yangtze Power Co., Ltd., Class A	162,200	499,576
Chongqing Changan Automobile Co., Ltd., Class A	93,626	197,117
CIFI Holdings Group Co., Ltd.(2)	388,960	57,716
CITIC, Ltd.	142,000	166,164
CMOC Group, Ltd., Class H	366,000	211,842
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(1)(2)	186,000	175,230
COSCO SHIPPING Holdings Co., Ltd., Class H	198,866	206,280
COSCO SHIPPING Ports, Ltd.	110,000	83,216
Country Garden Holdings Co., Ltd.(2)	400,880	150,423
Country Garden Services Holdings Co., Ltd.	56,589	152,986
CSPC Pharmaceutical Group, Ltd.	239,760	273,375
Daqo New Energy Corp. ADR(1)	1,900	86,469
Dong-E-E-Jiao Co., Ltd., Class A	16,200	105,754
Dongfeng Motor Group Co., Ltd., Class H	110,000	65,584
East Money Information Co., Ltd., Class A	20,626	69,116
Focus Media Information Technology Co., Ltd., Class A	196,344	202,621
Ganfeng Lithium Group Co., Ltd., Class A	14,770	173,695
GDS Holdings, Ltd. ADR(1)	9,300	217,155
Gemdale Corp.	80,700	118,193
Great Wall Motor Co., Ltd., Class H(2)	50,000	70,598
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	82,963
Guangdong Investment, Ltd.	186,000	202,074
Haier Smart Home Co., Ltd., Class H	47,553	175,381
Han's Laser Technology Industry Group Co., Ltd., Class A	23,400	97,262
Hengan International Group Co., Ltd.	24,500	120,524
Huadian Power International Corp., Ltd., Class H(2)	240,000	96,071
Huadong Medicine Co., Ltd., Class A	56,653	398,685
Huaneng Power International, Inc., Class H(1)(2)	420,000	205,060
Huayu Automotive Systems Co., Ltd.	53,308	144,253
Hubei Energy Group Co., Ltd., Class A	94,014	59,262
Hundsun Technologies, Inc.	31,491	220,812
Iflytek Co., Ltd., Class A	34,550	208,109
Industrial & Commercial Bank of China, Ltd., Class H	495,000	264,785
Industrial Bank Co., Ltd., Class A	25,302	66,216
Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	214,274
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	257,048
Innovent Biologics, Inc.(1)(3)	44,000	239,644
JD.com, Inc. ADR	6,406	381,349
Jiangsu Expressway Co., Ltd., Class H	108,000	106,367
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	38,761	242,811
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	380,872
Jiangxi Copper Co., Ltd., Class H	154,000	265,196
Security	Shares	Value
China (continued)
Jinke Properties Group Co., Ltd., Class A(1)	130,499	$ 38,336
Kingboard Holdings, Ltd.	87,100	355,789
Kingdee International Software Group Co., Ltd.(1)	99,000	216,068
Kingsoft Corp., Ltd.	32,800	120,771
Kunlun Energy Co., Ltd.	338,000	266,565
Kweichow Moutai Co., Ltd., Class A	2,900	795,093
Lee & Man Paper Manufacturing, Ltd.	275,000	120,499
Lenovo Group, Ltd.	204,000	163,622
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	110,197
Li Ning Co., Ltd.	21,208	209,655
Longfor Group Holdings, Ltd.(2)(3)	49,500	163,553
LONGi Green Energy Technology Co., Ltd., Class A	63,389	454,400
Luxshare Precision Industry Co., Ltd., Class A	71,034	344,000
Luye Pharma Group, Ltd.(1)(2)(3)	249,500	128,167
Maanshan Iron & Steel Co., Ltd., Class H	286,000	69,830
Meituan, Class B(1)(3)	5,073	113,411
NARI Technology Co., Ltd., Class A	49,224	192,893
NetEase, Inc. ADR	3,410	302,160
Nine Dragons Paper Holdings, Ltd.	195,000	174,809
Offshore Oil Engineering Co., Ltd.	141,100	139,376
OFILM Group Co., Ltd., Class A(1)	65,800	49,223
PetroChina Co., Ltd., Class H	1,306,000	698,645
Ping An Bank Co., Ltd., Class A	35,488	79,102
Ping An Insurance Group Co. of China, Ltd., Class H	44,000	341,779
Poly Developments and Holdings Group Co., Ltd., Class A	94,900	221,136
Poly Property Group Co., Ltd.	700,000	166,152
Power Construction Corp. of China, Ltd.	53,800	56,047
SAIC Motor Corp., Ltd.	55,100	122,918
Sanan Optoelectronics Co., Ltd.	84,900	237,956
SDIC Power Holdings Co., Ltd.	98,000	153,098
Shan Xi Hua Yang Group New Energy Co., Ltd.	54,100	126,107
Shandong Gold Mining Co., Ltd.	50,680	148,967
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	186,187
Shanghai Electric Group Co., Ltd., Class H(1)	282,000	66,670
Shanghai Industrial Holdings, Ltd.	117,000	157,687
Shanxi Lu'an Environmental Energy Development Co., Ltd.	41,000	120,474
Shenzhen Inovance Technology Co., Ltd., Class A	27,900	295,219
Shenzhen Investment, Ltd.	674,000	132,277
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	113,000
Shimao Group Holdings, Ltd.(1)(4)	118,500	0
Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	84,858
Sichuan Chuantou Energy Co., Ltd.	88,600	164,407
Sino Biopharmaceutical, Ltd.	475,500	276,687
Sino-Ocean Group Holding, Ltd.(2)	659,000	99,187
Sinopec Shanghai Petrochemical Co., Ltd., Class H	877,000	156,741

9
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Sinopharm Group Co., Ltd., Class H	60,400	$ 148,040
Sunac China Holdings, Ltd.(1)(2)(4)	133,000	0
Sunny Optical Technology Group Co., Ltd.	26,700	360,374
Tencent Holdings, Ltd.	50,739	2,472,456
Tingyi (Cayman Islands) Holding Corp.	56,000	93,162
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	220,188
Trip.com Group, Ltd. ADR(1)	5,254	193,137
Tsingtao Brewery Co., Ltd., Class H	13,566	130,977
Vnet Group, Inc. ADR(1)	14,100	82,908
Wanhua Chemical Group Co., Ltd.	19,665	282,133
Want Want China Holdings, Ltd.	162,920	106,110
Weichai Power Co., Ltd., Class H	102,742	155,149
Weimob, Inc.(1)(3)	219,000	176,369
WH Group, Ltd.(3)	248,121	152,809
Wuliangye Yibin Co., Ltd., Class A	15,200	472,973
WuXi Biologics Cayman, Inc.(1)(3)	90,000	751,536
Xinyi Solar Holdings, Ltd.	170,000	221,164
Yangzijiang Financial Holdings, Ltd.(1)(2)	326,900	92,619
Yangzijiang Shipbuilding Holdings, Ltd.	200,300	197,466
Yankuang Energy Group Co., Ltd., Class H(2)	118,000	379,494
Yuan Longping High-Tech Agriculture Co., Ltd., Class A(1)	65,900	167,822
Yuexiu Property Co., Ltd.	128,000	186,203
Yunnan Baiyao Group Co., Ltd., Class A	29,680	252,840
Zhaojin Mining Industry Co., Ltd., Class H(1)	77,500	89,188
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	130,758
Zhejiang Expressway Co., Ltd., Class H	116,000	100,169
Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	131,068
Zhuzhou CRRC Times Electric Co., Ltd., Class H	32,800	174,737
Zijin Mining Group Co., Ltd., Class H	318,000	525,988
ZTE Corp., Class H	155,303	375,061
ZTO Express Cayman, Inc. ADR	6,900	196,719
		$ 37,455,703
Colombia — 1.1%
Bancolombia S.A.	26,423	$ 237,631
Bancolombia S.A. ADR, PFC Shares	8,755	264,839
Cementos Argos S.A.	96,156	66,170
Ecopetrol S.A.	1,050,369	600,433
Geopark, Ltd.	9,300	141,453
Grupo Argos S.A.	82,564	165,605
Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	57,379
Grupo de Inversiones Suramericana S.A.	5,521	48,363
Grupo Energia Bogota S.A. ESP	266,900	89,748
Grupo Nutresa S.A.	33,093	324,620
Interconexion Electrica S.A.	85,688	349,431
		$ 2,345,672
Security	Shares	Value
Croatia — 0.6%
Adris Grupa DD, PFC Shares	1,293	$ 73,430
Ericsson Nikola Tesla DD	432	114,156
Hrvatski Telekom DD	11,170	295,347
Koncar-Elektroindustrija DD	631	85,140
Podravka Prehrambena Ind DD	1,816	187,122
Valamar Riviera DD	86,318	381,245
Zagrebacka Banka DD	8,951	94,410
		$ 1,230,850
Czech Republic — 0.6%
CEZ AS	23,605	$ 958,886
Komercni Banka AS	8,757	295,561
Philip Morris CR AS	119	91,376
		$ 1,345,823
Egypt — 0.6%
Cleopatra Hospital(1)	330,000	$ 62,513
Commercial International Bank Egypt SAE	171,033	281,320
E Finance Investment Group	106,000	64,193
Eastern Co. SAE	199,265	118,305
Egypt Kuwait Holding Co. SAE	107,500	130,757
Egyptian Financial Group-Hermes Holding Co.(1)	63,296	39,871
ElSewedy Electric Co.(1)	125,156	53,098
Fawry for Banking Technology and Electronic Payments SAE(1)	382,000	79,547
Ibnsina Pharma SAE	300,658	17,967
Juhayna Food Industries	143,563	48,367
Oriental Weavers	271,447	99,850
Talaat Moustafa Group	316,254	106,514
Telecom Egypt Co.	67,509	61,269
		$ 1,163,571
Estonia — 0.5%
AS Merko Ehitus	3,750	$ 58,709
AS Tallink Grupp(1)	1,052,894	611,737
AS Tallinna Kaubamaja Grupp	40,598	448,602
		$ 1,119,048
Ghana — 0.4%
GCB Bank PLC	1,347,533	$ 437,831
Standard Chartered Bank of Ghana, Ltd.	175,500	291,785
		$ 729,616
Greece — 1.2%
Aegean Airlines S.A.(1)	10,362	$ 73,517
Alpha Services and Holdings S.A.(1)	120,393	164,034

10
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Greece (continued)
Eurobank Ergasias Services and Holdings S.A.(1)	72,622	$ 98,539
GEK Terna Holding Real Estate Construction S.A.	7,373	100,131
Hellenic Telecommunications Organization S.A.	27,442	432,602
Holding Co. ADMIE IPTO S.A.	26,908	58,253
JUMBO S.A.	11,926	214,164
Motor Oil (Hellas) Corinth Refineries S.A.	12,273	299,925
Mytilineos S.A.	9,481	245,274
National Bank of Greece S.A.(1)	31,588	150,191
OPAP S.A.	23,985	360,150
Public Power Corp. S.A.(1)	10,354	82,488
Terna Energy S.A.	4,568	99,584
Titan Cement International S.A.	6,024	95,879
Tsakos Energy Navigation, Ltd.	3,420	58,721
		$ 2,533,452
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	43,733	$ 46,462
MOL Hungarian Oil & Gas PLC	44,876	335,364
OTP Bank Nyrt.	10,828	326,264
Richter Gedeon Nyrt.	22,901	517,137
		$ 1,225,227
Iceland — 0.5%
Arion Banki HF(3)	94,500	$ 100,808
Brim HF	151,700	100,573
Eik Fasteignafelag HF	387,000	30,488
Eimskipafelag Islands HF	9,000	35,833
Festi HF	99,900	125,268
Hagar HF	135,000	62,404
Icelandair Group HF(1)	2,300,000	32,412
Islandsbanki HF	57,500	47,989
Kvika Banki HF(1)	300,000	40,113
Marel HF	51,000	193,380
Origo HF	42,434	30,408
Reginn HF	336,000	60,068
Reitir Fasteignafelag HF	133,900	81,390
Sildarvinnslan HF	85,800	75,451
Siminn HF	1,030,685	77,623
Syn HF(1)	84,000	35,450
		$ 1,129,658
India — 6.5%
ACC, Ltd.	1,578	$ 38,126
Adani Enterprises, Ltd.	4,154	150,175
Adani Ports and Special Economic Zone, Ltd.	11,419	85,864
Adani Total Gas, Ltd.	4,200	108,503
Security	Shares	Value
India (continued)
Adani Transmission, Ltd.(1)	3,600	$ 77,733
Apollo Hospitals Enterprise, Ltd.	4,712	246,710
Ashok Leyland, Ltd.	43,400	79,561
Asian Paints, Ltd.	3,500	117,059
Aurobindo Pharma, Ltd.	20,924	104,834
Avenue Supermarts, Ltd.(1)(3)	3,000	129,164
Axis Bank, Ltd.	16,772	179,265
Bajaj Auto, Ltd.	2,234	104,732
Bajaj Finance, Ltd.	1,332	96,249
Bajaj Finserv, Ltd.	3,629	59,863
Bharat Forge, Ltd.	6,089	65,408
Bharat Petroleum Corp., Ltd.	16,891	71,008
Bharti Airtel, Ltd.	72,521	683,965
Biocon, Ltd.	20,599	59,501
Britannia Industries, Ltd.	2,800	148,235
Cipla, Ltd.	17,893	223,499
Coal India, Ltd.	25,404	70,092
Container Corp. of India, Ltd.	9,400	72,688
Crompton Greaves Consumer Electricals, Ltd.	19,469	78,747
Cummins India, Ltd.	7,301	128,441
Divi's Laboratories, Ltd.	3,350	136,436
DLF, Ltd.	20,247	88,468
Dr. Reddy's Laboratories, Ltd.	3,717	197,850
Eicher Motors, Ltd.	3,860	154,949
Embassy Office Parks REIT	14,200	56,852
GAIL (India), Ltd.	156,208	182,865
Godrej Consumer Products, Ltd.(1)	12,875	144,202
Godrej Properties, Ltd.(1)	7,400	107,476
Grasim Industries, Ltd.	4,143	80,750
Gujarat State Petronet, Ltd.	19,482	64,202
Havells India, Ltd.	5,343	77,513
HCL Technologies, Ltd.	18,017	248,746
Hero MotoCorp, Ltd.	3,443	116,695
Hindalco Industries, Ltd.	27,544	159,194
Hindustan Aeronautics, Ltd.	2,700	84,783
Hindustan Unilever, Ltd.	11,071	349,281
Housing Development Finance Corp., Ltd.	6,372	205,591
ICICI Bank, Ltd.	18,720	192,241
Indian Hotels Co., Ltd.	18,900	69,972
Indian Oil Corp., Ltd.	73,810	73,969
Indus Towers, Ltd.	52,044	97,535
Info Edge India, Ltd.	2,500	113,070
Infosys, Ltd.	53,369	1,005,385
Ipca Laboratories, Ltd.	6,080	63,363
ITC, Ltd.	34,786	150,230
JSW Steel, Ltd.	14,970	132,069

11
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Kotak Mahindra Bank, Ltd.	3,824	$ 81,376
Larsen & Toubro, Ltd.	9,400	244,307
Lupin, Ltd.	10,226	92,315
Mahindra & Mahindra, Ltd.	11,976	202,180
Maruti Suzuki India, Ltd.	1,314	143,317
Max Healthcare Institute, Ltd.(1)	24,925	135,842
Nestle India, Ltd.	559	130,135
NTPC, Ltd.	142,226	297,366
Oil & Natural Gas Corp., Ltd.	63,509	113,164
Pidilite Industries, Ltd.	4,300	120,144
Power Grid Corp. of India, Ltd.	45,766	122,208
Reliance Industries, Ltd.	38,074	1,099,642
Siemens, Ltd.	2,441	88,142
SRF, Ltd.	3,200	85,695
State Bank of India GDR	11,200	76,534
Sun Pharmaceutical Industries, Ltd.	27,576	350,012
Sun TV Network, Ltd.	7,988	45,540
Tata Consultancy Services, Ltd.	13,903	573,793
Tata Consumer Products, Ltd.	7,384	65,979
Tata Motors, Ltd.(1)	22,152	123,203
Tata Power Co., Ltd. (The)	53,099	138,773
Tata Steel, Ltd.	67,800	99,768
Tech Mahindra, Ltd.	14,661	183,263
Titan Co., Ltd.	4,132	120,814
Torrent Pharmaceuticals, Ltd.	9,488	176,843
Tube Investments of India, Ltd.	2,406	76,756
UltraTech Cement, Ltd.	1,522	132,070
UPL, Ltd.	7,038	65,247
Vedanta, Ltd.	20,367	83,294
Vodafone Idea, Ltd.(1)	759,569	66,566
Voltas, Ltd.	6,353	62,409
Wipro, Ltd.	21,949	107,451
WNS Holdings, Ltd. ADR(1)	2,100	177,933
Zee Entertainment Enterprises, Ltd.	44,401	123,490
Zydus Life Sciences, Ltd.	18,997	99,949
		$ 13,438,629
Indonesia — 2.3%
Ace Hardware Indonesia Tbk PT	1,088,200	$ 35,630
Adaro Energy Indonesia Tbk PT	1,211,600	240,073
AKR Corporindo Tbk PT	1,258,400	110,304
Aneka Tambang Tbk PT	939,800	145,621
Astra International Tbk PT	1,419,500	570,287
Bank Central Asia Tbk PT	357,600	202,941
Bank Mandiri Persero Tbk PT	158,700	105,748
Bank Negara Indonesia Persero Tbk PT	113,000	69,268
Security	Shares	Value
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	505,368	$ 154,980
Bukit Asam Tbk PT	433,000	98,440
Bumi Serpong Damai Tbk PT(1)	1,396,900	87,307
Charoen Pokphand Indonesia Tbk PT	346,400	134,759
Erajaya Swasembada Tbk PT	4,907,500	137,930
Gudang Garam Tbk PT	57,100	87,644
Indocement Tunggal Prakarsa Tbk PT	241,800	161,724
Indofood Sukses Makmur Tbk PT	271,700	122,102
Jasa Marga (Persero) Tbk PT(1)	307,000	64,800
Kalbe Farma Tbk PT	2,457,000	338,278
Lippo Karawaci Tbk PT(1)	10,490,680	57,462
Medco Energi Internasional Tbk PT	1,299,520	121,904
Mitra Adiperkasa Tbk PT(1)	1,163,700	101,067
Mitra Keluarga Karyasehat Tbk PT	1,185,700	236,703
Perusahaan Gas Negara Tbk PT	1,365,300	141,324
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	84,453
Semen Indonesia Persero Tbk PT	320,600	158,815
Telkom Indonesia Persero Tbk PT	1,606,600	415,198
Tower Bersama Infrastructure Tbk PT	138,800	19,481
Unilever Indonesia Tbk PT	309,900	96,466
United Tractors Tbk PT	130,583	214,385
Vale Indonesia Tbk PT(1)	199,900	99,688
Waskita Karya Persero Tbk PT(1)	2,474,900	56,258
Wijaya Karya Persero Tbk PT(1)	982,300	45,347
XL Axiata Tbk PT	485,100	74,714
		$ 4,791,101
Jordan — 0.6%
Arab Bank PLC	61,776	$ 421,254
Arab Potash Co. PLC	7,642	431,728
Bank of Jordan	24,010	77,861
Jordan Islamic Bank	13,918	79,080
Jordan Petroleum Refinery	26,800	237,205
Jordanian Electric Power Co.	17,394	60,508
		$ 1,307,636
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	16,192	$ 168,905
Kcell JSC GDR(5)	96,329	361,255
		$ 530,160
Kenya — 0.5%
British American Tobacco Kenya PLC	16,600	$ 59,951
East African Breweries PLC	169,580	245,103
Equity Group Holdings PLC	580,700	210,177

12
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Kenya (continued)
KCB Group PLC	255,920	$ 78,829
Safaricom PLC	2,788,272	526,604
		$ 1,120,664
Kuwait — 1.2%
Agility Public Warehousing Co. KSC	155,083	$ 302,185
Boubyan Bank KSCP	26,515	68,178
Boubyan Petrochemicals Co. KSCP	2,441	6,399
Burgan Bank SAK	73,316	53,921
Gulf Bank KSCP	116,519	119,716
Kuwait Finance House KSCP	181,108	497,998
Mabanee Co. KPSC	125,697	353,287
Mobile Telecommunications Co. KSCP	213,804	388,922
National Bank of Kuwait SAK	139,598	502,521
National Industries Group Holding SAK	241,309	169,321
		$ 2,462,448
Lithuania — 0.4%
Apranga PVA	83,482	$ 203,450
Klaipedos Nafta AB(1)	420,439	124,363
Rokiskio Suris	101,703	330,026
Siauliu Bankas AB	277,296	225,496
		$ 883,335
Malaysia — 2.4%
Axiata Group Bhd	104,550	$ 74,486
CIMB Group Holdings Bhd	90,800	122,639
Dialog Group Bhd	363,831	222,494
Digi.com Bhd	79,844	78,966
Gamuda Bhd	81,500	75,036
Genting Bhd	165,500	192,617
Genting Malaysia Bhd	265,500	177,261
Globetronics Technology Bhd	582,200	157,793
Hartalega Holdings Bhd	212,408	80,453
Hong Leong Bank Bhd	15,800	76,115
IGB Real Estate Investment Trust	192,600	79,483
IHH Healthcare Bhd	476,500	662,493
IJM Corp. Bhd	173,880	63,694
Inari Amertron Bhd	321,600	197,106
IOI Properties Group Bhd	266,058	68,692
KLCCP Stapled Group	42,600	70,375
Kossan Rubber Industries Bhd	210,000	51,826
Kuala Lumpur Kepong Bhd	14,600	73,449
Magnum Bhd	192,167	60,018
Malayan Banking Bhd	64,187	131,647
Malaysia Airports Holdings Bhd(1)	50,000	82,884
Security	Shares	Value
Malaysia (continued)
Maxis Bhd	70,100	$ 65,210
MISC Bhd	43,400	74,543
My EG Services Bhd	1,000,100	214,296
Nestle Malaysia Bhd	2,600	82,423
Petronas Chemicals Group Bhd	66,900	131,287
Petronas Dagangan Bhd	56,900	290,951
Petronas Gas Bhd	19,600	77,363
Press Metal Aluminium Holdings Bhd	79,740	97,264
Public Bank Bhd	95,290	94,853
Silverlake Axis, Ltd.	627,992	172,702
Sime Darby Plantation Bhd	81,539	82,903
Sports Toto Bhd	276,550	104,499
Supermax Corp. Bhd	220,554	42,024
Telekom Malaysia Bhd	62,300	76,425
Tenaga Nasional Bhd	30,638	67,704
Top Glove Corp. Bhd(1)	696,800	136,175
VS Industry Bhd	999,400	228,265
YTL Corp. Bhd	404,791	53,744
		$ 4,892,158
Mauritius — 0.5%
Alteo, Ltd.	245,799	$ 49,851
CIEL, Ltd.	1,094,295	145,840
Lighthouse Properties PLC	23,262	9,066
MCB Group, Ltd.	44,102	302,048
Miwa Sugar, Ltd.	245,799	66,366
Phoenix Beverages, Ltd.	10,244	116,622
Rogers & Co., Ltd.	288,149	185,947
SBM Holdings, Ltd.	974,963	90,972
Sun, Ltd., Class A(1)	121,200	76,914
United Basalt Products, Ltd.	21,996	48,090
		$ 1,091,716
Mexico — 4.7%
Alfa SAB de CV, Series A	299,472	$ 216,765
Alsea SAB de CV(1)	81,000	193,655
America Movil SAB de CV, Series L	1,464,405	1,528,913
Arca Continental SAB de CV	22,080	194,763
Bolsa Mexicana de Valores SAB de CV	46,975	102,005
Cemex SAB de CV, Series CPO(1)	814,139	433,216
Coca-Cola Femsa SAB de CV, Series L	15,795	120,175
Corporacion Inmobiliaria Vesta SAB de CV	97,400	265,140
El Puerto de Liverpool SAB de CV(2)	21,180	134,331
FIBRA Macquarie Mexico(3)	105,000	178,099
Fibra Uno Administracion S.A. de CV	385,490	521,616
Fomento Economico Mexicano SAB de CV, Series UBD	74,456	651,898

13
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Mexico (continued)
Genomma Lab Internacional SAB de CV	76,500	$ 72,232
Gruma SAB de CV, Class B(2)	5,355	77,667
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	194,602
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,687	407,977
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,330	361,189
Grupo Bimbo SAB de CV, Series A	55,745	276,764
Grupo Carso SAB de CV, Series A1	51,300	257,447
Grupo Elektra SAB de CV(2)	2,213	121,295
Grupo Financiero Banorte SAB de CV, Class O	71,100	589,023
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	83,300	179,690
Grupo Mexico SAB de CV, Series B	182,579	812,033
Grupo Televisa SAB ADR	35,500	218,325
Industrias Penoles SAB de CV(1)(2)	9,580	135,424
Kimberly-Clark de Mexico SAB de CV, Class A	82,200	156,494
Orbia Advance Corporation, SAB de CV	49,699	99,026
Promotora y Operadora de Infraestructura SAB de CV	12,415	121,167
Ternium S.A. ADR	3,000	121,050
TF Administradora Industrial S de RL de CV	127,200	217,511
Vista Energy SAB de CV ADR(1)	8,300	131,970
Wal-Mart de Mexico SAB de CV, Series V	195,880	765,087
		$ 9,856,549
Morocco — 0.6%
Attijariwafa Bank	3,868	$ 136,533
Bank of Africa	5,663	89,012
Banque Centrale Populaire	4,848	106,260
Co Sucrerie Marocaine et de Raffinage	8,110	141,263
Itissalat AI-Maghrib	23,401	222,284
Label Vie	228	92,790
LafargeHolcim Maroc S.A.	1,240	173,197
Societe d'Exploitation des Ports	4,496	90,556
TAQA Morocco S.A.	695	64,970
TotalEnergies Marketing Maroc S.A.	466	53,982
		$ 1,170,847
Nigeria — 1.1%
Access Bank PLC(4)	9,080,193	$ 81,667
Dangote Cement PLC(4)	1,831,432	475,608
FBN Holdings PLC(4)	8,190,197	94,972
Flour Mills of Nigeria PLC(4)	3,215,556	95,244
Guaranty Trust Holding Co. PLC(4)	8,113,125	200,622
Lafarge Africa PLC(4)	3,378,540	83,812
MTN Nigeria Communications PLC(4)	1,163,700	267,478
Nestle Nigeria PLC(4)	141,303	156,622
Nigerian Breweries PLC(4)	3,213,425	132,892
SEPLAT Energy PLC(3)	193,710	244,774
Security	Shares	Value
Nigeria (continued)
Stanbic IBTC Holdings PLC(4)	1,515,038	$ 51,356
Transnational Corp. of Nigeria PLC(4)	44,100,342	53,664
United Bank for Africa PLC(4)	10,544,352	85,606
Zenith Bank PLC(4)	7,051,959	174,519
		$ 2,198,836
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 239,435
HSBC Bank Oman SAOG	181,355	75,834
National Bank of Oman SAOG	149,081	106,109
Oman Cement Co. SAOG	72,148	56,827
Oman Flour Mills Co. SAOG	40,801	66,174
Oman Telecommunications Co. SAOG	83,628	205,719
Omani Qatari Telecommunications Co. SAOG	140,637	159,637
Ominvest SAOG	57,161	62,103
Renaissance Services SAOG	46,857	53,765
Sembcorp Salalah Power & Water Co. SAOG	410,180	82,068
Sohar International Bank SAOG	178,742	47,365
		$ 1,155,036
Pakistan — 0.5%
Engro Corp., Ltd.	42,010	$ 46,990
Fauji Fertilizer Co., Ltd.	101,890	39,443
Habib Bank, Ltd.	160,318	43,194
Hub Power Co., Ltd. (The)	440,446	105,489
IBEX, Ltd.(1)	5,000	133,450
Lucky Cement, Ltd.(1)	20,831	31,819
Mari Petroleum Co., Ltd.	10,863	61,541
MCB Bank, Ltd.	163,295	68,941
Millat Tractors, Ltd.	73,744	145,822
Nishat Mills, Ltd.	110,771	21,806
Oil & Gas Development Co., Ltd.	214,891	70,513
Pakistan Oilfields, Ltd.	56,711	87,822
Pakistan Petroleum, Ltd.	387,571	112,749
Pakistan State Oil Co., Ltd.	144,660	70,915
Searle Co., Ltd. (The)(1)	96,770	19,195
United Bank, Ltd.	77,168	29,201
		$ 1,088,890
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,100	$ 225,713
Copa Holdings S.A., Class A(1)(2)	2,834	260,955
		$ 486,668

14
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Peru — 1.1%
Alicorp SAA	132,997	$ 214,456
Cia de Minas Buenaventura SAA ADR	34,350	277,891
Credicorp, Ltd.	5,200	698,360
Ferreycorp SAA	248,279	141,412
Southern Copper Corp.	11,976	900,715
Volcan Cia Minera SAA, Class B(1)	849,375	110,452
		$ 2,343,286
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	108,400	$ 113,169
Aboitiz Power Corp.	318,600	211,469
ACEN Corp.	44,685	5,748
Ayala Corp.	14,895	193,707
Ayala Land, Inc.	269,131	145,159
Ayala Land, Inc. GDR, PFC Shares(4)	3,951,800	0
Bank of the Philippine Islands	89,460	172,256
BDO Unibank, Inc.	65,992	148,841
Bloomberry Resorts Corp.(1)	570,800	96,565
Converge Information and Communications Technology Solutions, Inc.(1)	241,400	77,551
D&L Industries, Inc.	493,300	75,039
Emperador, Inc.(1)	380,500	142,858
First Gen Corp.	319,822	103,026
Globe Telecom, Inc.	6,161	228,463
GT Capital Holdings, Inc.	8,000	74,834
International Container Terminal Services, Inc.	62,100	236,076
JG Summit Holdings, Inc.	178,958	176,023
Jollibee Foods Corp.	62,926	274,558
Manila Electric Co.	30,200	155,370
Manila Water Co.	415,800	150,083
Megaworld Corp.	1,361,400	52,919
Metropolitan Bank & Trust Co.	64,332	67,590
PLDT, Inc.	13,440	333,084
Puregold Price Club, Inc.	337,403	207,256
San Miguel Corp.	38,970	71,348
Semirara Mining & Power Corp.	158,920	93,411
SM Investments Corp.	18,871	319,112
SM Prime Holdings, Inc.	671,029	454,675
Universal Robina Corp.	149,955	378,815
Wilcon Depot, Inc.	244,700	143,338
		$ 4,902,343
Poland — 2.4%
Allegro.eu S.A.(1)(3)	57,000	$ 396,751
AmRest Holdings SE(1)	13,322	63,027
Asseco Poland S.A.	14,276	251,240
Security	Shares	Value
Poland (continued)
Bank Polska Kasa Opieki S.A.	5,843	$ 124,861
Budimex S.A.	8,210	528,008
CD Projekt S.A.	9,300	300,100
Cyfrowy Polsat S.A.	41,244	175,130
Eurocash S.A.(1)	150,552	518,567
Grupa Azoty S.A.(1)	9,267	97,397
Grupa Kety S.A.	975	112,548
KGHM Polska Miedz S.A.	9,958	325,558
LPP S.A.	120	281,087
mBank S.A.(1)	735	54,186
Neuca S.A.	662	95,485
Orange Polska S.A.	75,376	121,686
PGE S.A.(1)	51,434	89,063
Polski Koncern Naftowy ORLEN S.A.	46,032	691,383
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,415	264,143
Powszechny Zaklad Ubezpieczen S.A.	29,335	249,347
Santander Bank Polska S.A.	1,762	117,141
Tauron Polska Energia S.A.(1)	254,348	138,789
		$ 4,995,497
Qatar — 1.1%
Aamal Co. QSC	230,000	$ 61,720
Al Meera Consumer Goods Co.	26,169	115,237
Barwa Real Estate Co.	143,634	111,696
Commercial Bank PSQC (The)	49,707	81,697
Gulf International Services QSC(1)	201,811	97,941
Industries Qatar QSC	98,345	378,817
Masraf Al Rayan QSC	147,361	110,308
Medicare Group	45,960	78,020
Ooredoo QPSC	39,870	97,398
Qatar Electricity & Water Co. QSC	44,621	216,855
Qatar Gas Transport Co., Ltd.	228,433	237,698
Qatar Islamic Bank SAQ	27,137	146,056
Qatar National Bank QPSC	68,885	339,482
United Development Co. QSC	156,214	51,733
Vodafone Qatar QSC	215,393	101,111
		$ 2,225,769
Romania — 0.6%
Banca Transilvania S.A.	66,709	$ 292,701
BRD-Groupe Societe Generale S.A.	27,477	83,343
MED Life S.A.(1)	28,200	119,125
OMV Petrom S.A.	3,674,697	375,192
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	31,346	278,175
Societatea Nationala Nuclearelectrica S.A.	9,700	94,994
		$ 1,243,530

15
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Russia (6) — 0.0%
Aeroflot PJSC(1)(4)	320,440	$ 0
Alrosa PJSC(1)(4)	177,900	0
Detsky Mir PJSC(1)(3)(4)	105,940	0
Evraz PLC(1)(4)	34,831	0
Federal Grid Co. Unified Energy System PJSC(1)(4)	54,265,440	0
Globaltrans Investment PLC GDR(1)(4)(5)	40,040	0
Inter RAO UES PJSC(4)	6,829,770	0
Magnit PJSC(4)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(4)	182,710	0
MMC Norilsk Nickel PJSC(4)	3,387	0
MMC Norilsk Nickel PJSC ADR(1)(4)(7)	3,095	0
MMC Norilsk Nickel PJSC ADR(1)(4)(7)	5	0
Mobile TeleSystems PJSC(4)	89,417	0
Moscow Exchange MICEX-RTS PJSC(1)(4)	47,890	0
Novatek PJSC(4)	23,410	0
OGK-2 PJSC(4)	12,211,000	0
PhosAgro PJSC(4)	2,547	0
PhosAgro PJSC GDR(4)(5)	49	0
PhosAgro PJSC GDR(4)(5)	2	0
PIK Group PJSC(1)(4)	20,850	0
Rosseti PJSC(1)(4)	3,556,000	0
Rostelecom PJSC(4)	107,057	0
RusHydro PJSC(4)	16,550,080	0
Sberbank of Russia PJSC(1)(4)	123,888	0
Severstal PAO GDR(1)(4)(5)	13,622	0
Sistema PJSFC(1)(4)	453,878	0
Surgutneftegas PJSC, PFC Shares(4)	260,300	0
Unipro PJSC(1)(4)	1,521,000	0
Yandex NV, Class A(1)(4)	26,400	0
		$ 0
Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	6,103	$ 171,686
Advanced Petrochemical Co.	4,088	51,556
Al Hammadi Holding	8,581	110,265
Al Rajhi Bank(1)	13,800	302,927
Alandalus Property Co.	22,858	105,183
Aldrees Petroleum and Transport Services Co.	4,272	90,867
Almarai Co. JSC	22,097	327,474
Arabian Centres Co., Ltd.	26,197	140,248
Arriyadh Development Co.	9,090	46,161
Astra Industrial Group	3,516	50,968
Banque Saudi Fransi	11,191	122,372
Dallah Healthcare Co.	3,734	136,898
Dar Al Arkan Real Estate Development Co.(1)	57,820	193,510
Dr Sulaiman Al Habib Medical Services Group Co.	11,370	710,658
Security	Shares	Value
Saudi Arabia (continued)
Dur Hospitality Co.(1)	17,800	$ 111,121
Emaar Economic City(1)	88,268	193,190
Etihad Etisalat Co.	18,320	173,073
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	81,266
Herfy Food Services Co.(1)	4,801	46,558
Jarir Marketing Co.	9,516	382,491
Leejam Sports Co. JSC	4,692	106,281
Maharah Human Resources Co.	3,090	44,475
Mobile Telecommunications Co. Saudi Arabia(1)	27,145	75,965
Mouwasat Medical Services Co.	6,039	332,471
National Gas & Industrialization Co.	7,147	100,337
National Medical Care Co.	4,000	84,706
Riyad Bank	16,422	135,455
SABIC Agri-Nutrients Co.	3,518	128,988
Sahara International Petrochemical Co.	6,353	63,208
Saudi Airlines Catering Co.(1)	7,873	159,266
Saudi Arabian Mining Co.(1)	8,052	159,328
Saudi Arabian Oil Co.(3)	116,957	1,031,852
Saudi Basic Industries Corp.	9,127	226,492
Saudi British Bank (The)	11,656	112,939
Saudi Ceramic Co.	8,453	69,637
Saudi Chemical Co. Holding	7,125	51,282
Saudi Electricity Co.	117,968	726,916
Saudi Ground Services Co.(1)	9,867	58,646
Saudi Industrial Investment Group	10,164	67,534
Saudi Kayan Petrochemical Co.(1)	25,009	89,153
Saudi National Bank (The)	22,107	279,865
Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,738	59,668
Saudi Public Transport Co.(1)	16,000	73,121
Saudi Telecom Co.	67,815	669,279
Saudia Dairy & Foodstuff Co.	2,626	164,852
Savola Group (The)	26,583	213,300
Seera Group Holding(1)	22,676	112,157
United Electronics Co.	6,923	140,373
United International Transportation Co.	7,246	96,991
Yanbu National Petrochemical Co.	5,300	62,805
		$ 9,245,814
Slovenia — 0.6%
Cinkarna Celje DD	2,670	$ 74,946
Krka dd Novo mesto	6,969	777,244
Luka Koper	2,454	67,103
Petrol	3,820	92,688
Pozavarovalnica Sava DD	3,525	91,618

16
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Slovenia (continued)
Telekom Slovenije DD	1,159	$ 62,081
Zavarovalnica Triglav DD	2,806	107,088
		$ 1,272,768
South Africa — 4.9%
Anglo American Platinum, Ltd.	1,244	$ 92,518
AngloGold Ashanti, Ltd.	9,504	199,822
Aspen Pharmacare Holdings, Ltd.	54,491	475,419
AVI, Ltd.	13,138	56,077
Barloworld, Ltd.	41,807	216,136
Bid Corp., Ltd.	13,100	270,446
Bidvest Group, Ltd. (The)	48,342	624,298
Capitec Bank Holdings, Ltd.	1,232	127,249
Clicks Group, Ltd.	13,500	206,063
DataTec, Ltd.	72,300	141,612
Discovery, Ltd.(1)	12,290	97,756
Equites Property Fund, Ltd.	104,000	95,194
Exxaro Resources, Ltd.	51,110	641,423
FirstRand, Ltd.	77,535	288,089
Fortress Real Estate Investments, Ltd., Class A(1)	175,418	102,491
Foschini Group, Ltd. (The)	12,308	76,936
Gold Fields, Ltd.	15,697	178,913
Growthpoint Properties, Ltd.	255,900	206,328
Harmony Gold Mining Co., Ltd.	18,553	66,074
Hyprop Investments, Ltd.	31,700	60,917
Impala Platinum Holdings, Ltd.	18,462	214,082
Kumba Iron Ore, Ltd.	2,760	84,511
Life Healthcare Group Holdings, Ltd.	258,186	253,505
Mediclinic International PLC	62,346	381,648
Mr Price Group, Ltd.	12,155	115,025
MTN Group, Ltd.	85,400	722,878
MultiChoice Group, Ltd.	20,757	143,314
Naspers, Ltd., Class N	6,607	1,277,390
NEPI Rockcastle NV	38,480	239,088
Netcare, Ltd.	149,337	123,053
Pick'n Pay Stores, Ltd.	14,362	46,007
Redefine Properties, Ltd.	579,291	134,087
Resilient REIT, Ltd.	48,463	147,333
Reunert, Ltd.	55,746	183,806
Sanlam, Ltd.	28,912	93,693
Sasol, Ltd.	10,993	199,708
Shoprite Holdings, Ltd.	21,115	292,298
Sibanye Stillwater, Ltd.	48,312	127,701
SPAR Group, Ltd. (The)(2)	14,831	117,355
Standard Bank Group, Ltd.	16,101	160,651
Telkom S.A. SOC, Ltd.(1)(2)	33,018	66,055
Security	Shares	Value
South Africa (continued)
Thungela Resources, Ltd.	2,700	$ 36,125
Tiger Brands, Ltd.(2)	10,940	130,878
Vodacom Group, Ltd.	36,800	258,625
Wilson Bayly Holmes-Ovcon, Ltd.(1)	19,623	111,334
Woolworths Holdings, Ltd.	46,024	199,631
Zeda, Ltd.(1)	41,807	31,956
		$ 10,115,498
South Korea — 4.8%
Alteogen, Inc.(1)	1,857	$ 55,954
AMOREPACIFIC Corp.	852	101,274
AMOREPACIFIC Group	2,180	72,982
Bukwang Pharmaceutical Co., Ltd.	7,850	59,504
Celltrion Healthcare Co., Ltd.	4,290	200,774
Celltrion Pharm, Inc.(1)	1,350	70,476
Celltrion, Inc.	2,993	395,020
CJ CheilJedang Corp.	423	118,677
CJ Logistics Corp.(1)	566	41,580
Coway Co., Ltd.	2,548	115,548
Daewoo Industrial Development Co., Ltd.(1)	3,657	5,394
DL E&C Co., Ltd.	1,924	59,779
E-MART, Inc.	1,232	104,703
GS Engineering & Construction Corp.	3,086	58,853
GS Holdings Corp.	1,569	56,379
Hankook Tire and Technology Co., Ltd.	3,779	99,727
Hanmi Pharm Co., Ltd.	946	197,637
Hanwha Solutions Corp.(1)	4,103	152,054
HD Hyundai Co., Ltd.	2,610	129,741
Helixmith Co., Ltd.(1)	6,986	66,703
Hugel, Inc.(1)	653	75,412
Hyundai Department Store Co., Ltd.(1)	1,615	81,026
Hyundai Engineering & Construction Co., Ltd.	2,645	82,231
Hyundai Glovis Co., Ltd.	758	102,582
Hyundai Mobis Co., Ltd.	792	132,428
Hyundai Motor Co.	2,300	313,539
Hyundai Steel Co.	3,449	96,342
Kakao Corp.	3,776	190,074
Kangwon Land, Inc.(1)	5,706	109,338
KB Financial Group, Inc.	3,231	147,244
Kia Corp.	3,041	165,680
Korea Electric Power Corp.	4,640	74,914
Korea Shipbuilding & Offshore Engineering Co., Ltd.	993	64,493
Korea Zinc Co., Ltd.	283	124,643
KT&G Corp.	3,552	266,441
Kumho Petrochemical Co., Ltd.	743	89,364
LG Chem, Ltd.	652	367,991

17
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
LG Corp.	1,914	$ 128,897
LG Electronics, Inc.	2,209	181,004
LG H&H Co., Ltd.	241	146,108
LG Uplus Corp.	7,151	64,668
MedPacto, Inc.(1)	1,418	24,294
Medytox, Inc.	1,051	114,463
Mezzion Pharma Co., Ltd.(1)	3,897	40,696
Naver Corp.	1,991	330,756
NCSoft Corp.	372	137,689
Orion Corp. of Republic of Korea	1,268	128,348
POSCO Holdings, Inc.	619	152,105
S1 Corp.	1,533	71,727
Samsung Biologics Co., Ltd.(1)(3)	629	406,133
Samsung C&T Corp.	1,554	150,088
Samsung Electro-Mechanics Co., Ltd.	1,243	145,174
Samsung Electronics Co., Ltd.	32,105	1,599,157
Samsung SDI Co., Ltd.	523	293,090
Samsung SDS Co., Ltd.	570	58,126
Seegene, Inc.	1,860	41,515
Shinhan Financial Group Co., Ltd.	4,669	157,879
SK Hynix, Inc.	4,140	299,503
SK Innovation Co., Ltd.(1)	1,728	229,677
SK, Inc.	913	147,686
S-Oil Corp.	2,051	147,955
Yuhan Corp.	4,256	181,158
Zyle Motors Corp.(1)(4)	5,113	0
		$ 10,024,397
Sri Lanka — 0.4%
Ceylon Tobacco Co. PLC	38,480	$ 67,172
Chevron Lubricants Lanka PLC	343,215	98,670
Commercial Bank of Ceylon PLC	361,272	55,853
Dialog Axiata PLC	1,107,719	28,353
Expolanka Holdings PLC	185,620	94,299
Hatton National Bank PLC	116,192	27,064
John Keells Holdings PLC	495,487	187,656
Lanka IOC PLC	271,858	152,022
Melstacorp PLC	696,058	100,531
Sampath Bank PLC	286,546	33,548
Teejay Lanka PLC	460,029	45,064
		$ 890,232
Taiwan — 7.2%
Accton Technology Corp.	10,000	$ 81,723
Acer, Inc.	119,519	99,780
Advantech Co., Ltd.	8,697	99,448
Security	Shares	Value
Taiwan (continued)
AirTAC International Group	4,178	$ 142,884
ASE Technology Holding Co., Ltd.	23,561	79,496
Asia Cement Corp.	51,000	71,849
Asustek Computer, Inc.	7,325	66,719
AUO Corp.	150,269	84,499
Catcher Technology Co., Ltd.	12,183	72,448
Cathay Financial Holding Co., Ltd.	71,295	101,501
Center Laboratories, Inc.	121,081	190,984
Chailease Holding Co., Ltd.	12,600	94,955
Cheng Shin Rubber Industry Co., Ltd.	110,672	127,709
China Airlines, Ltd.	124,000	80,890
China Motor Corp.	40,926	82,618
China Steel Corp.	223,734	236,764
Chong Hong Construction Co.	34,000	83,961
Chunghwa Telecom Co., Ltd.	201,746	753,948
CTBC Financial Holding Co., Ltd.	134,275	102,670
Delta Electronics, Inc.	20,151	195,414
Eclat Textile Co., Ltd.	7,159	119,393
EVA Airways Corp.	212,861	207,722
Evergreen International Storage & Transport Corp.	93,000	83,968
Evergreen Marine Corp.	34,576	176,640
Far Eastern Department Stores, Ltd.	70,990	51,382
Far Eastern New Century Corp.	139,695	152,678
Far EasTone Telecommunications Co., Ltd.	121,084	269,354
Feng Hsin Steel Co., Ltd.	32,260	74,421
Feng TAY Enterprise Co., Ltd.	18,000	118,847
Formosa Chemicals & Fibre Corp.	108,014	260,346
Formosa Petrochemical Corp.	79,320	222,316
Formosa Plastics Corp.	114,183	340,364
Formosa Taffeta Co., Ltd.	98,149	88,819
Fubon Financial Holding Co., Ltd.	61,657	124,182
Giant Manufacturing Co., Ltd.	18,868	129,543
Golden Biotechnology Corp.(1)	11,715	23,147
Great Wall Enterprise Co., Ltd.	97,455	150,603
Highwealth Construction Corp.	57,208	78,477
Hiwin Technologies Corp.	17,069	127,623
Hon Hai Precision Industry Co., Ltd.	75,443	251,582
Hotai Motor Co., Ltd.	12,000	263,461
Huaku Development Co., Ltd.	28,000	83,114
Innolux Corp.	219,010	89,604
International Games System Co., Ltd.	8,000	132,351
Inventec Corp.	89,966	75,841
Largan Precision Co., Ltd.	1,795	128,094
Lien Hwa Industrial Holdings Corp.	76,650	132,983
Lite-On Technology Corp.	34,000	75,551
Makalot Industrial Co., Ltd.	13,000	94,908

18
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
MediaTek, Inc.	10,462	$ 252,772
Medigen Vaccine Biologics Corp.(1)	20,759	50,877
Mega Financial Holding Co., Ltd.	114,085	121,821
Merida Industry Co., Ltd.	17,657	107,441
momo.com, Inc.	3,600	95,802
Nan Kang Rubber Tire Co., Ltd.(1)	95,253	108,182
Nan Ya Plastics Corp.	125,214	315,117
Nien Made Enterprise Co., Ltd.	11,000	114,651
Novatek Microelectronics Corp.	9,000	107,171
Oneness Biotech Co., Ltd.(1)	19,000	171,230
Pegatron Corp.	54,028	116,465
Polaris Group(1)	27,979	95,600
Pou Chen Corp.	151,819	174,188
President Chain Store Corp.	32,664	294,224
Quanta Computer, Inc.	42,508	106,163
Radium Life Tech Co., Ltd.	226,001	68,457
Realtek Semiconductor Corp.	6,002	64,455
Ruentex Development Co., Ltd.	81,259	121,693
Ruentex Industries, Ltd.	46,302	103,745
St. Shine Optical Co., Ltd.	22,000	186,333
TA Chen Stainless Pipe Co.	56,560	84,967
Tainan Spinning Co., Ltd.	147,822	84,648
Taiwan Cement Corp.	172,073	208,426
Taiwan Fertilizer Co., Ltd.	37,000	68,983
Taiwan High Speed Rail Corp.	104,000	101,322
Taiwan Mobile Co., Ltd.	102,296	322,764
Taiwan Semiconductor Manufacturing Co., Ltd.	114,369	2,018,245
Tatung Co., Ltd. (1)	86,000	98,281
Teco Electric & Machinery Co., Ltd.	120,000	115,143
Tong Yang Industry Co., Ltd.	105,608	159,409
TTY Biopharm Co., Ltd.	94,096	243,791
Tung Ho Steel Enterprise Corp.	32,200	62,231
Unimicron Technology Corp.	21,000	96,684
Uni-President Enterprises Corp.	273,831	615,185
United Microelectronics Corp.	102,090	167,065
Voltronic Power Technology Corp.	4,000	202,417
Walsin Lihwa Corp.	74,000	134,699
Wei Chuan Foods Corp.	179,000	114,377
Yageo Corp.	7,163	130,015
Yang Ming Marine Transport Corp.	68,621	144,129
Yieh Phui Enterprise Co., Ltd.	90,348	51,825
		$ 14,978,567
Thailand — 5.0%
Advanced Info Service PCL(8)	63,400	$ 375,391
Airports of Thailand PCL(1)(8)	181,200	408,626
Security	Shares	Value
Thailand (continued)
Asset World Corp. PCL(8)	613,200	$ 111,049
Bangkok Bank PCL(8)	17,300	83,401
Bangkok Chain Hospital PCL(8)	316,800	209,217
Bangkok Dusit Medical Services PCL(8)	746,100	674,591
Bangkok Expressway & Metro PCL(8)	281,500	82,867
Bangkok Land PCL(8)	2,263,800	72,694
Banpu PCL(8)	131,633	46,459
BTS Group Holdings PCL(8)	331,100	84,962
Bumrungrad Hospital PCL(8)	65,400	431,018
Carabao Group PCL(8)	27,500	86,160
Central Pattana PCL(8)	81,600	176,852
Central Retail Corp. PCL(8)	154,166	199,510
Charoen Pokphand Foods PCL(8)	188,700	135,076
Chularat Hospital PCL(8)	1,881,100	227,943
CP ALL PCL(8)	160,100	323,395
CPN Retail Growth Leasehold REIT	146,500	85,654
Delta Electronics (Thailand) PCL(8)	59,700	1,640,197
Electricity Generating PCL(8)	12,700	67,117
Energy Absolute PCL(8)	70,400	185,076
Global Power Synergy PCL(8)	43,300	90,656
Gulf Energy Development PCL(8)	156,000	255,045
Hana Microelectronics PCL(8)	140,900	260,533
Home Product Center PCL(8)	409,255	178,081
Indorama Ventures PCL(8)	172,600	212,607
Jasmine International PCL(1)(8)	634,000	44,688
Jay Mart PCL(8)	164,100	186,686
Kasikornbank PCL(8)	32,000	141,134
KCE Electronics PCL(8)	152,800	255,637
Land & Houses PCL(8)	489,100	146,979
Mega Lifesciences PCL(8)	111,800	177,596
Minor International PCL(1)(8)	159,544	161,576
PTG Energy PCL(8)	277,800	112,770
PTT Exploration & Production PCL(8)	59,798	312,150
PTT Global Chemical PCL(8)	131,900	197,694
PTT PCL(8)	385,300	389,335
Samart Corp. PCL(1)(8)	297,700	50,568
SCB X PCL(8)	45,300	143,845
Siam Cement PCL(8)	20,500	209,168
Siam City Cement PCL(8)	23,983	116,017
Siam Global House PCL(8)	107,923	68,261
Sino-Thai Engineering & Construction PCL(8)	251,357	110,053
Sri Trang Agro-Industry PCL(8)	89,600	59,444
Thai Beverage PCL	217,300	116,068
Thai Oil PCL(8)	63,600	111,936
Total Access Communication PCL(8)	105,100	158,141
True Corp. PCL(8)	1,164,790	171,987

19
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Thailand (continued)
VGI PCL(8)	729,400	$ 109,081
WHA Corp. PCL(8)	1,020,100	117,229
		$ 10,372,220
Tunisia — 0.6%
Banque de Tunisie	53,193	$ 90,317
Banque Internationale Arabe de Tunisie	8,258	266,682
Banque Nationale Agricole	24,362	70,027
Carthage Cement(1)	402,032	244,054
Euro Cycles S.A.	8,418	66,361
Poulina Group	84,019	213,651
Societe d'Articles Hygieniques S.A.	32,871	91,438
Societe Frigorifique et Brasserie de Tunis S.A.	52,752	244,960
Telnet Holding	21,212	49,817
		$ 1,337,307
Turkey — 4.4%
AG Anadolu Grubu Holding AS	15,600	$ 75,610
Akbank T.A.S.	117,696	106,642
Aksa Akrilik Kimya Sanayii AS	33,302	137,274
Aksa Enerji Uretim AS	121,924	230,406
Anadolu Efes Biracilik ve Malt Sanayii AS	32,680	90,819
Arcelik AS	40,551	231,775
Aselsan Elektronik Sanayi Ve Ticaret AS	22,356	67,644
Aygaz AS	21,860	105,231
Bera Holding AS	62,496	37,140
BIM Birlesik Magazalar AS	61,132	405,361
Coca-Cola Icecek AS	10,500	102,406
Dogan Sirketler Grubu Holding AS	215,300	101,247
EGE Endustri VE Ticaret AS	380	106,631
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,144,230	479,063
Enerjisa Enerji AS(3)	130,603	229,866
Enka Insaat ve Sanayi AS	70,918	112,206
Eregli Demir ve Celik Fabrikalari TAS	91,414	185,542
Fenerbahce Futbol AS(1)	17,500	59,523
Ford Otomotiv Sanayi AS	13,141	357,421
Gubre Fabrikalari TAS(1)	7,200	105,806
Haci Omer Sabanci Holding AS	53,227	110,708
Hektas Ticaret TAS(1)	76,274	127,958
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	76,275
Is Gayrimenkul Yatirim Ortakligi AS(1)	419,310	258,468
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	97,127	85,346
KOC Holding AS	64,994	264,985
Koza Altin Isletmeleri AS	2,812	83,251
Logo Yazilim Sanayi Ve Ticaret AS	49,980	158,458
Security	Shares	Value
Turkey (continued)
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	16,130	$ 99,695
Migros Ticaret AS(1)	15,579	114,391
MLP Saglik Hizmetleri AS(1)(3)	59,519	253,401
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	478,037	196,972
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	44,538	96,661
Petkim Petrokimya Holding AS(1)	86,296	75,187
Sasa Polyester Sanayi AS(1)	33,218	178,180
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	176,029
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	511,180	83,629
Sok Marketler Ticaret AS(1)	51,800	72,755
Tofas Turk Otomobil Fabrikasi AS	20,038	168,738
Turk Hava Yollari AO(1)	33,174	243,219
Turk Telekomunikasyon AS	174,514	191,142
Turkcell Iletisim Hizmetleri AS	446,100	864,729
Turkiye Is Bankasi AS, Class C	205,978	119,470
Turkiye Petrol Rafinerileri AS(1)	47,029	1,482,968
Turkiye Sise ve Cam Fabrikalari AS	78,410	165,558
Ulker Biskuvi Sanayi AS(1)	45,810	93,312
Yapi ve Kredi Bankasi AS	133,100	64,544
		$ 9,233,642
United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	84,253	$ 192,426
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	519,420
ADNOC Drilling Co. PJSC	407,000	375,795
Agthia Group PJSC	54,046	59,948
Air Arabia PJSC	212,497	127,592
Aldar Properties PJSC	186,973	222,673
Apex Investment Co. PSC(1)	127,200	99,946
Dana Gas PJSC	421,411	95,118
Dubai Electricity & Water Authority PJSC	861,560	556,261
Dubai Investments PJSC	212,181	125,756
Dubai Islamic Bank PJSC	109,508	166,008
Emaar Development PJSC(1)	104,800	127,611
Emaar Properties PJSC	164,638	250,170
Emirates Telecommunications Group Co. PJSC	103,870	727,772
Fertiglobe PLC	170,700	186,212
First Abu Dhabi Bank PJSC	66,119	245,261
Multiply Group PJSC(1)	159,900	176,542
Network International Holdings PLC(1)(3)	31,200	101,305
Q Holding PJSC(1)	107,300	100,818
		$ 4,456,634
Vietnam — 2.4%
Bank for Foreign Trade of Vietnam JSC(1)	122,750	$ 482,461
Bao Viet Holdings	28,030	60,498

20
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
FLC Faros Construction JSC(1)(4)	2	$ 0
Gelex Group JSC	158,500	99,472
Gemadept Corp.	41,900	97,551
Hoa Phat Group JSC	706,587	668,400
Hoa Sen Group(1)	107,400	71,352
KIDO Group Corp.	31,200	82,319
Kinh Bac City Development Holding Corp.(1)	38,613	42,745
Masan Group Corp.	103,896	449,486
No Va Land Investment Group Corp.(1)	94,187	57,225
PetroVietnam Drilling & Well Services JSC(1)	109,672	98,815
PetroVietnam Fertilizer & Chemical JSC	64,000	119,515
PetroVietnam Gas JSC	29,940	136,304
PetroVietnam Power Corp.(1)	169,700	90,187
PetroVietnam Technical Services Corp.	27,400	30,079
Phat Dat Real Estate Development Corp.(1)	29,304	17,380
Phu Nhuan Jewelry JSC	4	15
Saigon Beer Alcohol Beverage Corp.	14,610	118,021
Saigon Thuong Tin Commercial JSB(1)	64,000	74,333
SSI Securities Corp.	90,750	84,000
Thaiholdings JSC(1)	44,200	78,188
Vietjet Aviation JSC(1)	109,066	541,562
Vietnam Construction and Import-Export JSC	68,200	63,744
Vietnam Dairy Products JSC	158,592	522,143
Vincom Retail JSC(1)	132,380	168,292
Vingroup JSC(1)	156,347	381,382
Vinh Hoan Corp.	23,400	70,946
Vinhomes JSC(3)	101,620	221,171
		$ 4,927,586
Total Common Stocks (identified cost $165,217,190)		$207,392,903

Short-Term Investments — 0.6%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(9)	270,603	$ 270,603
Total Affiliated Fund (identified cost $270,603)		$ 270,603

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(10)	1,003,737	$ 1,003,737
Total Securities Lending Collateral (identified cost $1,003,737)		$ 1,003,737
Total Short-Term Investments (identified cost $1,274,340)		$ 1,274,340

Total Investments — 100.4% (identified cost $166,491,530)	$208,667,243
Other Assets, Less Liabilities — (0.4)%	$ (796,799)
Net Assets — 100.0%	$207,870,444
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2023. The aggregate market value of securities on loan at January 31, 2023 was $3,048,845.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $6,054,883 or 2.9% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $530,160 or 0.3% of the Fund's net assets.
(6)	Trading of securities has been suspended.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(10)	Represents investment of cash collateral received in connection with securities lending.

21
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.2%	$23,249,194
Consumer Staples	10.6	21,939,415
Industrials	10.2	21,259,915
Materials	10.1	20,922,571
Consumer Discretionary	9.8	20,458,122
Communication Services	9.4	19,576,503
Health Care	9.2	19,113,921
Information Technology	9.1	18,906,974
Energy	8.8	18,255,252
Utilities	5.9	12,246,865
Real Estate	5.5	11,464,171
Short-Term Investments	0.6	1,274,340
Total Investments	100.4%	$208,667,243
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
22
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Statement of Assets and Liabilities

January 31, 2023
Assets
Unaffiliated investments, at value (identified cost $166,220,927) — including $3,048,845 of securities on loan	$ 208,396,640
Affiliated investment, at value (identified cost $270,603)	270,603
Cash	162,248
Foreign currency, at value (identified cost $1,514,744)	1,266,813
Dividends receivable	306,688
Dividends receivable from affiliated investment	962
Receivable for investments sold	230,646
Receivable for Fund shares sold	212,422
Securities lending income receivable	3,880
Tax reclaims receivable	108,656
Total assets	$ 210,959,558
Liabilities
Collateral for securities loaned	$ 1,003,737
Payable for investments purchased	122,148
Payable for Fund shares redeemed	654,189
Payable to affiliates:
Investment adviser fee	149,417
Administration fee	26,374
Distribution and service fees	5,557
Accrued foreign capital gains taxes	668,729
Accrued expenses	458,963
Total liabilities	$ 3,089,114
Net Assets	$ 207,870,444
Sources of Net Assets
Paid-in capital	$ 445,341,276
Accumulated loss	(237,470,832)
Net Assets	$ 207,870,444
Class A Shares
Net Assets	$ 25,359,647
Shares Outstanding	1,869,836
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.56
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.31
Class C Shares
Net Assets	$ 218,842
Shares Outstanding	16,349
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 13.39
Class I Shares
Net Assets	$ 180,624,093
Shares Outstanding	13,328,256
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.55
23
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Statement of Assets and Liabilities — continued

January 31, 2023
Class R6 Shares
Net Assets	$1,667,862
Shares Outstanding	123,157
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.54
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
24
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Statement of Operations

Year Ended
January 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $933,267)	$ 9,818,538
Dividend income from affiliated investment	5,210
Securities lending income, net	38,674
Total investment income	$ 9,862,422
Expenses
Investment adviser fee	$ 2,005,546
Administration fee	353,920
Distribution and service fees:
Class A	67,164
Class C	2,406
Trustees’ fees and expenses	15,551
Custodian fee	359,294
Transfer and dividend disbursing agent fees	229,057
Legal and accounting services	118,110
Printing and postage	33,057
Registration fees	69,705
Miscellaneous	106,752
Total expenses	$ 3,360,562
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 352
Total expense reductions	$ 352
Net expenses	$ 3,360,210
Net investment income	$ 6,502,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $121,271)	$ 15,448,249
Foreign currency transactions	(588,296)
Net realized gain	$ 14,859,953
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $91,006)	$ (44,341,915)
Foreign currency	27,220
Net change in unrealized appreciation (depreciation)	$(44,314,695)
Net realized and unrealized loss	$(29,454,742)
Net decrease in net assets from operations	$(22,952,530)
25
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Statements of Changes in Net Assets

	Year Ended January 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,502,212	$ 7,220,078
Net realized gain	14,859,953	56,373,544
Net change in unrealized appreciation (depreciation)	(44,314,695)	(36,274,710)
Net increase (decrease) in net assets from operations	$ (22,952,530)	$ 27,318,912
Distributions to shareholders:
Class A	$ (1,044,209)	$ (552,260)
Class C	(7,142)	(2,408)
Class I	(8,024,330)	(5,058,637)
Class R6	(72,284)	(92,299)
Total distributions to shareholders	$ (9,147,965)	$ (5,705,604)
Transactions in shares of beneficial interest:
Class A	$ (4,659,298)	$ (13,732,883)
Class C	(86,337)	(274,160)
Class I	(56,863,657)	(134,362,519)
Class R6	59,535	(85,891,252)
Net decrease in net assets from Fund share transactions	$ (61,549,757)	$(234,260,814)
Net decrease in net assets	$ (93,650,252)	$(212,647,506)
Net Assets
At beginning of year	$ 301,520,696	$ 514,168,202
At end of year	$207,870,444	$ 301,520,696
26
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Financial Highlights

	Class A
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 15.110	$ 14.710	$ 13.870	$ 14.280	$ 16.850
Income (Loss) From Operations
Net investment income(1)	$ 0.337	$ 0.252	$ 0.213	$ 0.326	$ 0.283
Net realized and unrealized gain (loss)	(1.322)	0.395	0.786 (2)	(0.376)	(2.570)
Total income (loss) from operations	$ (0.985)	$ 0.647	$ 0.999	$ (0.050)	$ (2.287)
Less Distributions
From net investment income	$ (0.565)	$ (0.247)	$ (0.159)	$ (0.360)	$ (0.283)
Total distributions	$ (0.565)	$ (0.247)	$ (0.159)	$ (0.360)	$ (0.283)
Net asset value — End of year	$13.560	$15.110	$14.710	$ 13.870	$ 14.280
Total Return(3)	(6.32)%	4.41%	7.23%	(0.46)%	(13.43)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$ 25,360	$ 33,428	$ 45,629	$136,829	$172,773
Ratios (as a percentage of average daily net assets):
Expenses	1.65% (4)	1.58%	1.55%	1.45%	1.44%
Net investment income	2.50%	1.63%	1.74%	2.30%	1.89%
Portfolio Turnover	10%	5%	19%	2%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
27
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 14.900	$ 14.470	$ 13.620	$ 14.010	$ 16.530
Income (Loss) From Operations
Net investment income(1)	$ 0.233	$ 0.130	$ 0.116	$ 0.220	$ 0.146
Net realized and unrealized gain (loss)	(1.299)	0.400	0.755 (2)	(0.379)	(2.484)
Total income (loss) from operations	$ (1.066)	$ 0.530	$ 0.871	$ (0.159)	$ (2.338)
Less Distributions
From net investment income	$ (0.444)	$ (0.100)	$ (0.021)	$ (0.231)	$ (0.182)
Total distributions	$ (0.444)	$ (0.100)	$ (0.021)	$ (0.231)	$ (0.182)
Net asset value — End of year	$13.390	$14.900	$14.470	$13.620	$14.010
Total Return(3)	(6.93)%	3.59%	6.42%	(1.21)%	(14.10)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 219	$ 339	$ 592	$ 4,094	$ 5,885
Ratios (as a percentage of average daily net assets):
Expenses	2.40% (4)	2.33%	2.30%	2.20%	2.19%
Net investment income	1.75%	0.85%	0.96%	1.59%	1.01%
Portfolio Turnover	10%	5%	19%	2%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
28
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 15.100	$ 14.710	$ 13.900	$ 14.310	$ 16.910
Income (Loss) From Operations
Net investment income(1)	$ 0.377	$ 0.297	$ 0.210	$ 0.367	$ 0.304
Net realized and unrealized gain (loss)	(1.325)	0.384	0.827 (2)	(0.378)	(2.565)
Total income (loss) from operations	$ (0.948)	$ 0.681	$ 1.037	$ (0.011)	$ (2.261)
Less Distributions
From net investment income	$ (0.602)	$ (0.291)	$ (0.227)	$ (0.399)	$ (0.339)
Total distributions	$ (0.602)	$ (0.291)	$ (0.227)	$ (0.399)	$ (0.339)
Net asset value — End of year	$ 13.550	$ 15.100	$ 14.710	$ 13.900	$ 14.310
Total Return(3)	(6.07)%	4.64%	7.50%	(0.20)%	(13.20)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$180,624	$265,967	$383,984	$868,666	$1,268,618
Ratios (as a percentage of average daily net assets):
Expenses	1.40% (4)	1.33%	1.30%	1.20%	1.19%
Net investment income	2.79%	1.91%	1.68%	2.59%	2.04%
Portfolio Turnover	10%	5%	19%	2%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
29
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Financial Highlights — continued

	Class R6
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 15.090	$ 14.690	$ 13.890	$ 14.300	$ 16.910
Income (Loss) From Operations
Net investment income(1)	$ 0.371	$ 0.217	$ 0.228	$ 0.379	$ 0.380
Net realized and unrealized gain (loss)	(1.308)	0.489	0.813 (2)	(0.379)	(2.639)
Total income (loss) from operations	$ (0.937)	$ 0.706	$ 1.041	$ —	$ (2.259)
Less Distributions
From net investment income	$ (0.613)	$ (0.306)	$ (0.241)	$ (0.410)	$ (0.351)
Total distributions	$ (0.613)	$ (0.306)	$ (0.241)	$ (0.410)	$ (0.351)
Net asset value — End of year	$13.540	$15.090	$14.690	$13.890	$14.300
Total Return(3)	(5.99)%	4.82%	7.45%	(0.13)%	(13.18)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 1,668	$ 1,786	$ 83,963	$ 54,504	$ 94,243
Ratios (as a percentage of average daily net assets):
Expenses	1.33% (4)	1.24%	1.21%	1.14%	1.13%
Net investment income	2.76%	1.42%	1.83%	2.67%	2.48%
Portfolio Turnover	10%	5%	19%	2%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
30
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A (renamed from Investor Class effective April 29, 2022) shares are generally sold subject to a sales charge imposed at time of purchase. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A shares for such accounts. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I (renamed from Institutional Class effective April 29, 2022) shares and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the  Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the  Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the
31

Parametric
Emerging Markets Fund
January 31, 2023
Notes to Financial Statements — continued

ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of January 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2023 and January 31, 2022 was as follows:
	Year Ended January 31,
	2023	2022
Ordinary income	$9,147,965	$5,705,604
32

Parametric
Emerging Markets Fund
January 31, 2023
Notes to Financial Statements — continued

During the year ended January 31, 2023, accumulated loss was increased by $1,249,154 and paid-in capital was increased by $1,249,154 primarily due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of January 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,050,251
Deferred capital losses	(271,246,971)
Net unrealized appreciation	32,725,888
Accumulated loss	$(237,470,832)
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $271,246,971 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $229,420 are short-term and $271,017,551 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 175,016,769
Gross unrealized appreciation	$ 74,338,610
Gross unrealized depreciation	(40,688,136)
Net unrealized appreciation	$ 33,650,474
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion but less than $7.5 billion	0.730%
$7.5 billion and over	0.710%
For the year ended January 31, 2023, the investment adviser fee amounted to $2,005,546 or 0.85% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, a wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2023, the administration fee amounted to $353,920.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a
33

Parametric
Emerging Markets Fund
January 31, 2023
Notes to Financial Statements — continued

wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2023, the investment adviser fee paid was reduced by $352 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2023, EVM earned $27,011 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the year ended January 31, 2023. EVD received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2023 amounted to $67,164 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2023, the Fund paid or accrued to EVD $1,804 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2023 amounted to $602 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2023, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $22,538,688 and $87,488,849, respectively, for the year ended January 31, 2023.
34

Parametric
Emerging Markets Fund
January 31, 2023
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	101,486	$ 1,388,348	309,677	$ 4,759,642
Issued to shareholders electing to receive payments of distributions in Fund shares	77,012	991,912	35,231	529,516
Redemptions	(521,190)	(7,039,558)	(1,234,116)	(19,022,041)
Net decrease	(342,692)	$ (4,659,298)	(889,208)	$ (13,732,883)
Class C
Sales	36	$ 500	650	$ 9,931
Issued to shareholders electing to receive payments of distributions in Fund shares	562	7,142	162	2,408
Redemptions	(6,987)	(93,979)	(18,980)	(286,499)
Net decrease	(6,389)	$ (86,337)	(18,168)	$ (274,160)
Class I
Sales	1,645,912	$ 22,251,808	2,693,560	$ 41,394,852
Issued to shareholders electing to receive payments of distributions in Fund shares	376,209	4,841,814	191,449	2,875,560
Redemptions	(6,306,726)	(83,957,279)	(11,375,726)	(178,632,931)
Net decrease	(4,284,605)	$(56,863,657)	(8,490,717)	$(134,362,519)
Class R6
Sales	9,156	$ 124,405	156,145	$ 2,435,465
Issued to shareholders electing to receive payments of distributions in Fund shares	5,621	72,284	6,149	92,299
Redemptions	(9,965)	(137,154)	(5,758,194)	(88,419,016)
Net increase (decrease)	4,812	$ 59,535	(5,595,900)	$ (85,891,252)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2023.
35

Parametric
Emerging Markets Fund
January 31, 2023
Notes to Financial Statements — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,048,845 and $3,292,121, respectively. Collateral received was comprised of cash of $1,003,737 and U.S. government and/or agencies securities of $2,288,384. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,003,737	$ —	$ —	$ —	$1,003,737
The carrying amount of the liability for collateral for securities loaned at January 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2023.
10  Investments in Affiliated Funds
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $270,603, which represents 0.1% of the Fund's net assets. Transactions in such funds by the Fund for the year ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$19,258,001	$(18,987,398)	$ —	$ —	$270,603	$5,210	270,603
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
36

Parametric
Emerging Markets Fund
January 31, 2023
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 4,475,474	$ 104,981,636	$ 0	$ 109,457,110
Emerging Europe	58,721	26,580,194	0	26,638,915
Latin America	24,647,483	5,304,688	—	29,952,171
Middle East/Africa	997,434	38,393,211	1,954,062	41,344,707
Total Common Stocks	$30,179,112	$175,259,729**	$1,954,062	$207,392,903
Short-Term Investments:
Affiliated Fund	$ 270,603	$ —	$ —	$ 270,603
Securities Lending Collateral	1,003,737	—	—	1,003,737
Total Investments	$31,453,452	$175,259,729	$1,954,062	$208,667,243
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2023 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the
37

Parametric
Emerging Markets Fund
January 31, 2023
Notes to Financial Statements — continued

coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
38

Parametric
Emerging Markets Fund
January 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
39

Parametric
Emerging Markets Fund
January 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended January 31, 2023, the Fund designates approximately $4,764,866, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended January 31, 2023, the Fund paid foreign taxes of $898,523 and recognized foreign source income of $10,912,208.
40

Parametric
Emerging Markets Fund
January 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 130 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
41

Parametric
Emerging Markets Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
42

Parametric
Emerging Markets Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
43

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
44

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
45

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2774    1.31.23

Parametric
Volatility Risk Premium -
Defensive Fund
Annual Report
January 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2023
Parametric
Volatility Risk Premium - Defensive Fund

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
After a 28.7% surge by the broad market S&P 500® Index in 2021 -- hitting 70 new all-time highs to cap off a three-year total return of 100% -- the 12-month period ended January 31, 2023, may have been an inflection point of sorts for markets worldwide. A “transitory inflation” narrative held by multiple economists early in the period eroded as the Consumer Price Index surpassed 9%, the highest level in 40 years. Consumer price indicators in other countries also showed similar inflationary patterns during the period.
In response, the U.S. Federal Reserve and other global central banks acted decisively during the period with aggressive rate hikes to intentionally slow consumer demand and tame runaway prices. As part of the fallout from rising rates, stock volatility nearly doubled during the period -- making calendar year 2022 the first year in history that both equity and bond markets posted double-digit performance losses.
As stock-bond diversification generally failed to reduce portfolio risk, many investors who looked toward equity-hedging strategies were disappointed during the period. That’s because the Cboe S&P 500 5% Put Protection IndexSM -- which buys 1-month put options to protect underlying long equities -- returned -10.33%, underperforming the S&P 500® Index, which returned -8.22% during the period.
Fund Performance
For the 12-month period ended January 31, 2023, Parametric Volatility Risk Premium-Defensive Fund (the Fund) returned -2.26% for Class I shares at net asset value (NAV), outperforming its primary benchmark, the Cboe S&P 500 BuyWrite IndexSM (the Index), which returned -5.30%. The Index is a passive covered call-writing benchmark. The Fund also outperformed its secondary benchmark -- a blend of 50% S&P 500® Index/50% ICE BofA 3-Month U.S. Treasury Bill Index -- which returned -2.70% during the period.
The Fund pursued its objective by investing in a base portfolio generally composed of an approximately equal mix of equity securities and U.S. Treasury bills. The Fund sells -- or writes -- call and put options on the S&P 500® Index, a broad-based U.S. stock market benchmark. Written call and put options are intended to harvest the volatility risk premium, or VRP -- the difference between implied volatility and subsequent realized volatility, which has been historically positive and uncorrelated with other sources of returns.
The long equity securities held in the Fund were passively managed to reflect the S&P 500® Index, but actively managed to maximize after-tax returns. Sampling techniques were used to help mitigate the tax impact on investors during the period. For the period as a whole, equities detracted -4.45% from returns relative to the S&P 500® Index, while net option returns for written calls and puts contributed 2.49% to relative returns during the period. The Fund’s performance also gained value from the sale of options. In contrast, investors who bought certain downside protections did not fare as well during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto, Thomas B. Lee, CFA and Alex Zweber, CFA, CAIA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	02/09/2017	02/09/2017	(2.26)%	5.35%	6.26%

Cboe S&P 500 BuyWrite IndexSM	—	—	(5.30)%	3.37%	4.59%
S&P 500® Index	—	—	(8.22)	9.53	11.98
ICE BofA 3-Month U.S. Treasury Bill Index	—	—	1.78	1.30	1.24
Blended Index	—	—	(2.70)	5.81	6.89
% Total Annual Operating Expense Ratio[3]	Class I
0.47%
Growth of $1,000,000

This graph shows the change in value of a hypothetical investment of $1,000,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Fund Profile

Common Stock Sector Allocation (% of net assets)
Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Apple, Inc.	3.4%
Microsoft Corp.	2.9
Amazon.com, Inc.	1.4
Alphabet, Inc., Class A	1.0
Berkshire Hathaway, Inc., Class B	1.0
NVIDIA Corp.	1.0
Alphabet, Inc., Class C	0.8
Exxon Mobil Corp.	0.8
UnitedHealth Group, Inc.	0.8
Johnson & Johnson	0.8
Total	13.9%

Footnotes:
[1]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.
4

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500® Index and 50% ICE BofA 3-Month U.S. Treasury Bill Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class I (renamed from Institutional Class effective April 29, 2022) shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.
Additional Information
The Cboe S&P 500 5% Put Protection IndexSM (PPUT) tracks the value of a hypothetical portfolio of securities (PPUT portfolio) designed to protect an investor from negative S&P 500 returns. The PPUT portfolio is composed of S&P 500® stocks and of a long position in a one-month 5% out-of-the-money put option on the S&P 500 (SPX put).
Diversification cannot ensure a profit or eliminate the risk of loss.
Implied volatility refers to the market’s forecasted level of volatility going forward whereas realized volatility refers to the level of volatility that actually occurred.

5

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,011.40	$2.48	0.49%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.74	$2.50	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
6

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Portfolio of Investments

Common Stocks — 51.5%
Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)(1)	9,706	$ 2,067,378
Huntington Ingalls Industries, Inc.	4,192	924,504
L3Harris Technologies, Inc.	6,177	1,326,943
Raytheon Technologies Corp.	25,003	2,496,549
		$ 6,815,374
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	6,721	$ 726,876
United Parcel Service, Inc., Class B	5,888	1,090,634
		$ 1,817,510
Airlines — 0.1%
Alaska Air Group, Inc.(1)	21,033	$ 1,079,834
		$ 1,079,834
Auto Components — 0.1%
BorgWarner, Inc.	11,034	$ 521,688
		$ 521,688
Automobiles — 0.6%
Ford Motor Co.	102,424	$ 1,383,748
Tesla, Inc.(1)	17,771	3,078,293
		$ 4,462,041
Banks — 2.3%
Bank of America Corp.	101,213	$ 3,591,037
Citigroup, Inc.	32,214	1,682,215
Fifth Third Bancorp	30,206	1,096,176
Huntington Bancshares, Inc.	62,582	949,369
JPMorgan Chase & Co.	37,320	5,223,307
KeyCorp	28,832	553,286
M&T Bank Corp.	526	82,056
Regions Financial Corp.	50,835	1,196,656
Wells Fargo & Co.	38,259	1,793,199
		$ 16,167,301
Beverages — 1.0%
Brown-Forman Corp., Class B	3,730	$ 248,343
Coca-Cola Co. (The)	55,380	3,395,902
PepsiCo, Inc.	19,637	3,358,320
		$ 7,002,565
Security	Shares	Value
Biotechnology — 1.1%
AbbVie, Inc.	25,007	$ 3,694,784
Amgen, Inc.	8,146	2,056,051
Moderna, Inc.(1)	3,792	667,620
Vertex Pharmaceuticals, Inc.(1)	3,924	1,267,844
		$ 7,686,299
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,140,745
Carrier Global Corp.	20,581	937,053
		$ 2,077,798
Capital Markets — 1.4%
Ameriprise Financial, Inc.	4,528	$ 1,585,343
Charles Schwab Corp. (The)	1,766	136,724
Goldman Sachs Group, Inc. (The)	5,575	2,039,391
Invesco, Ltd.	55,837	1,033,543
Nasdaq, Inc.	18,560	1,117,126
S&P Global, Inc.	6,132	2,299,132
State Street Corp.	17,118	1,563,387
		$ 9,774,646
Chemicals — 0.9%
CF Industries Holdings, Inc.	12,644	$ 1,070,947
FMC Corp.	8,161	1,086,474
Linde PLC	8,502	2,813,652
Sherwin-Williams Co. (The)	6,320	1,495,248
		$ 6,466,321
Commercial Services & Supplies — 0.1%
Republic Services, Inc.	8,365	$ 1,044,119
		$ 1,044,119
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	6,778	$ 854,164
Cisco Systems, Inc.	53,851	2,620,928
F5, Inc.(1)	6,035	891,128
		$ 4,366,220
Construction & Engineering — 0.1%
Quanta Services, Inc.	6,781	$ 1,032,000
		$ 1,032,000
Consumer Finance — 0.3%
Discover Financial Services	9,243	$ 1,078,935

7
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	32,515	$ 1,194,276
		$ 2,273,211
Containers & Packaging — 0.4%
Avery Dennison Corp.	5,624	$ 1,065,410
Packaging Corp. of America	5,963	850,920
Sealed Air Corp.	14,789	809,846
		$ 2,726,176
Distributors — 0.2%
LKQ Corp.	19,666	$ 1,159,507
		$ 1,159,507
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	22,411	$ 6,981,475
		$ 6,981,475
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	55,256	$ 1,125,565
Verizon Communications, Inc.	25,612	1,064,691
		$ 2,190,256
Electric Utilities — 1.1%
Alliant Energy Corp.	17,071	$ 922,346
Duke Energy Corp.	14,705	1,506,527
Entergy Corp.	9,047	979,609
Evergy, Inc.	15,391	964,246
FirstEnergy Corp.	16,698	683,783
NextEra Energy, Inc.	30,946	2,309,500
Pinnacle West Capital Corp.	6,846	510,370
		$ 7,876,381
Electrical Equipment — 0.2%
Eaton Corp. PLC	10,711	$ 1,737,431
		$ 1,737,431
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity, Ltd.	10,891	$ 1,384,791
		$ 1,384,791
Energy Equipment & Services — 0.0%(2)
Baker Hughes Co.	3,438	$ 109,122
		$ 109,122
Security	Shares	Value
Entertainment — 0.4%
Netflix, Inc.(1)	6,248	$ 2,210,917
Walt Disney Co. (The)(1)	6,082	659,836
		$ 2,870,753
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	7,178	$ 1,153,792
American Tower Corp.	8,985	2,007,159
Equity Residential	15,400	980,210
Extra Space Storage, Inc.	5,931	936,090
Healthpeak Properties, Inc.	33,638	924,372
Mid-America Apartment Communities, Inc.	6,765	1,127,861
ProLogis, Inc.	10,251	1,325,249
Public Storage	4,682	1,424,920
		$ 9,879,653
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	6,395	$ 3,268,740
Kroger Co. (The)	23,840	1,063,979
Walmart, Inc.	17,918	2,577,863
		$ 6,910,582
Food Products — 0.5%
Campbell Soup Co.	17,201	$ 893,248
Conagra Brands, Inc.	30,742	1,143,295
Hormel Foods Corp.	12,658	573,534
McCormick & Co., Inc., Non Voting Shares	10,622	797,925
		$ 3,408,002
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	22,414	$ 2,477,868
Boston Scientific Corp.(1)	34,345	1,588,456
Cooper Cos., Inc. (The)	3,026	1,055,862
IDEXX Laboratories, Inc.(1)	3,057	1,468,889
Intuitive Surgical, Inc.(1)	7,071	1,737,274
Medtronic PLC	11,119	930,549
		$ 9,258,898
Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	7,142	$ 1,206,712
Centene Corp.(1)	13,966	1,064,768
CVS Health Corp.	2,965	261,572
DaVita, Inc.(1)	10,524	867,072
Humana, Inc.	2,205	1,128,299

8
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	7,345	$ 1,090,586
UnitedHealth Group, Inc.	11,791	5,885,949
		$ 11,504,958
Hotels, Restaurants & Leisure — 1.0%
Expedia Group, Inc.(1)	9,477	$ 1,083,221
McDonald's Corp.	9,679	2,588,165
Starbucks Corp.	21,637	2,361,462
Wynn Resorts, Ltd.(1)	10,917	1,131,438
		$ 7,164,286
Household Durables — 0.2%
Leggett & Platt, Inc.	2,890	$ 105,658
Lennar Corp., Class A	13,510	1,383,424
		$ 1,489,082
Household Products — 0.7%
Clorox Co. (The)	5,533	$ 800,570
Procter & Gamble Co. (The)	31,813	4,529,535
		$ 5,330,105
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	12,426	$ 2,590,572
		$ 2,590,572
Insurance — 1.1%
Arthur J. Gallagher & Co.	7,052	$ 1,380,217
Assurant, Inc.	6,011	796,999
Everest Re Group, Ltd.	2,219	775,962
Globe Life, Inc.	7,099	857,914
Lincoln National Corp.	7,905	280,074
Progressive Corp. (The)	13,267	1,808,956
Unum Group	46,346	1,947,922
		$ 7,848,044
Interactive Media & Services — 2.2%
Alphabet, Inc., Class A(1)	71,060	$ 7,023,570
Alphabet, Inc., Class C(1)	60,670	6,059,113
Meta Platforms, Inc., Class A(1)	18,603	2,771,289
		$ 15,853,972
Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	99,047	$ 10,214,717
eBay, Inc.	14,642	724,779
		$ 10,939,496
Security	Shares	Value
IT Services — 2.3%
Accenture PLC, Class A	9,987	$ 2,786,872
EPAM Systems, Inc.(1)	2,504	832,956
FleetCor Technologies, Inc.(1)	5,505	1,149,499
Global Payments, Inc.	3,626	408,723
International Business Machines Corp.	3,604	485,567
Mastercard, Inc., Class A	12,486	4,627,311
PayPal Holdings, Inc.(1)	14,161	1,153,980
Visa, Inc., Class A	22,785	5,245,335
		$ 16,690,243
Life Sciences Tools & Services — 1.2%
Danaher Corp.	9,993	$ 2,641,949
IQVIA Holdings, Inc.(1)	6,039	1,385,407
Thermo Fisher Scientific, Inc.	5,748	3,278,257
Waters Corp.(1)	3,206	1,053,428
		$ 8,359,041
Machinery — 0.6%
Flowserve Corp.	2,794	$ 96,170
Ingersoll Rand, Inc.	4,392	245,952
PACCAR, Inc.	13,813	1,509,899
Pentair PLC	5,259	291,243
Stanley Black & Decker, Inc.	8,782	784,320
Westinghouse Air Brake Technologies Corp.	11,900	1,235,339
		$ 4,162,923
Media — 0.7%
Comcast Corp., Class A	61,260	$ 2,410,581
DISH Network Corp., Class A(1)	36,264	521,839
Omnicom Group, Inc.	15,747	1,354,085
Paramount Global, Class B	40,540	938,906
		$ 5,225,411
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	43,625	$ 1,946,547
		$ 1,946,547
Multiline Retail — 0.1%
Kohl's Corp.	25,362	$ 820,968
		$ 820,968
Multi-Utilities — 0.3%
CMS Energy Corp.	16,513	$ 1,043,456
WEC Energy Group, Inc.	11,345	1,066,317
		$ 2,109,773

9
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	26,833	$ 1,189,507
Chevron Corp.	23,279	4,051,011
ConocoPhillips	2,759	336,239
Devon Energy Corp.	19,416	1,227,868
EOG Resources, Inc.	13,580	1,795,955
Exxon Mobil Corp.	52,082	6,042,033
HF Sinclair Corp.	23,402	1,331,574
Marathon Oil Corp.	40,551	1,113,936
ONEOK, Inc.	18,990	1,300,435
		$ 18,388,558
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	22,871	$ 1,661,578
Eli Lilly & Co.	11,288	3,884,765
Johnson & Johnson	33,196	5,424,890
Merck & Co., Inc.	26,997	2,899,748
Pfizer, Inc.	68,667	3,032,335
		$ 16,903,316
Professional Services — 0.3%
Jacobs Solutions, Inc.	8,461	$ 1,045,357
Verisk Analytics, Inc.	6,552	1,191,088
		$ 2,236,445
Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	5,898	$ 1,115,017
Union Pacific Corp.	10,795	2,204,231
		$ 3,319,248
Semiconductors & Semiconductor Equipment — 3.0%
Broadcom, Inc.	6,294	$ 3,682,053
First Solar, Inc.(1)	4,279	759,950
Intel Corp.	41,145	1,162,758
KLA Corp.	4,203	1,649,593
NVIDIA Corp.	34,678	6,775,041
Qorvo, Inc.(1)	6,352	690,208
QUALCOMM, Inc.	18,464	2,459,590
SolarEdge Technologies, Inc.(1)	1,760	561,669
Teradyne, Inc.	6,334	644,168
Texas Instruments, Inc.	15,104	2,676,580
		$ 21,061,610
Software — 4.3%
Adobe, Inc.(1)	7,575	$ 2,805,326
Cadence Design Systems, Inc.(1)	3,490	638,077
Intuit, Inc.	5,235	2,212,677
Security	Shares	Value
Software (continued)
Microsoft Corp.	83,998	$ 20,815,544
Oracle Corp.	29,281	2,590,197
Salesforce, Inc.(1)	10,444	1,754,279
		$ 30,816,100
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	5,517	$ 840,129
Bath & Body Works, Inc.	20,278	932,991
Home Depot, Inc. (The)	13,992	4,535,786
Lowe's Cos., Inc.	7,523	1,566,665
Ross Stores, Inc.	5,254	620,970
Victoria's Secret & Co.(1)	7,225	304,534
		$ 8,801,075
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	168,859	$ 24,364,665
Xerox Holdings Corp.	4,728	77,445
		$ 24,442,110
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	18,161	$ 2,312,440
Ralph Lauren Corp., Class A	3,952	489,455
Under Armour, Inc., Class C(1)	24,947	271,923
		$ 3,073,818
Tobacco — 0.4%
Philip Morris International, Inc.	25,165	$ 2,623,200
		$ 2,623,200
Trading Companies & Distributors — 0.3%
Fastenal Co.	13,915	$ 703,403
W.W. Grainger, Inc.	1,959	1,154,792
		$ 1,858,195
Water Utilities — 0.1%
American Water Works Co., Inc.	5,314	$ 831,588
		$ 831,588
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	10,598	$ 1,582,387
		$ 1,582,387
Total Common Stocks (identified cost $207,196,428)		$367,053,025

10
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Portfolio of Investments — continued

Short-Term Investments — 48.9%
Affiliated Fund — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(3)	41,696,705	$ 41,696,705
Total Affiliated Fund (identified cost $41,696,705)		$ 41,696,705

U.S. Treasury Obligations — 43.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/7/23	$9,390	$ 9,383,513
0.00%, 2/16/23(4)	30,048	29,994,257
0.00%, 2/23/23(4)	17,952	17,903,208
0.00%, 3/9/23(4)	41,518	41,332,725
0.00%, 3/23/23	18,392	18,278,583
0.00%, 4/6/23	1,400	1,388,875
0.00%, 4/11/23	9,390	9,309,889
0.00%, 4/20/23	7,910	7,832,353
0.00%, 5/18/23	22,715	22,413,358
0.00%, 6/15/23(5)	16,450	16,174,845
0.00%, 6/29/23	1,400	1,373,745
0.00%, 7/13/23	15,560	15,239,834
0.00%, 8/10/23(5)	16,450	16,053,886
U.S. Treasury Notes:
0.125%, 5/15/23	4,080	4,027,463
0.125%, 5/31/23	8,110	7,989,746
0.125%, 7/15/23	9,390	9,195,435
0.25%, 4/15/23	17,300	17,146,179
1.625%, 4/30/23	6,470	6,421,195
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.625%, 5/31/23	$16,450	$ 16,281,644
1.75%, 5/15/23	14,355	14,232,398
2.625%, 2/28/23	11,500	11,482,791
2.625%, 6/30/23	14,160	14,043,022
Total U.S. Treasury Obligations (identified cost $308,685,449)		$307,498,944
Total Short-Term Investments (identified cost $350,382,154)		$349,195,649
Total Investments — 100.4% (identified cost $557,578,582)		$716,248,674
Total Written Options — (0.4)% (premiums received $2,799,692)		$ (3,014,025)
Other Assets, Less Liabilities — 0.0%(2)		$ 265,000
Net Assets — 100.0%		$713,499,649
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(4)	Security (or a portion thereof) has been pledged as collateral for written options.
(5)	All or a portion of this security was on loan at January 31, 2023. The aggregate market value of securities on loan at January 31, 2023 was $19,619,465.

Written Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	70	$28,536,200	$4,060	2/1/23	$ (243,600)
S&P 500 Index	70	28,536,200	4,075	2/1/23	(183,750)
S&P 500 Index	70	28,536,200	4,070	2/3/23	(319,550)
S&P 500 Index	70	28,536,200	4,150	2/3/23	(89,950)
S&P 500 Index	70	28,536,200	4,140	2/6/23	(120,750)
S&P 500 Index	70	28,536,200	4,150	2/6/23	(106,750)
S&P 500 Index	70	28,536,200	4,100	2/8/23	(271,600)
S&P 500 Index	70	28,536,200	4,190	2/10/23	(87,850)
S&P 500 Index	70	28,536,200	4,150	2/13/23	(170,100)
11
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Portfolio of Investments — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	70	$28,536,200	$4,095	2/17/23	$ (407,750)
S&P 500 Index	70	28,536,200	4,150	2/22/23	(259,700)
S&P 500 Index	70	28,536,200	4,190	2/27/23	(185,850)
Total					$(2,447,200)
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	70	$28,536,200	$3,950	2/3/23	$ (52,500)
S&P 500 Index	70	28,536,200	3,900	2/6/23	(29,400)
S&P 500 Index	70	28,536,200	3,925	2/6/23	(45,850)
S&P 500 Index	70	28,536,200	3,760	2/8/23	(8,925)
S&P 500 Index	70	28,536,200	3,945	2/10/23	(109,200)
S&P 500 Index	70	28,536,200	3,825	2/13/23	(36,400)
S&P 500 Index	70	28,536,200	3,750	2/17/23	(43,750)
S&P 500 Index	70	28,536,200	3,850	2/22/23	(108,150)
S&P 500 Index	70	28,536,200	3,850	2/27/23	(132,650)
Total					$(566,825)
12
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Statement of Assets and Liabilities

January 31, 2023
Assets
Unaffiliated investments, at value (identified cost $515,881,877) — including $19,619,465 of securities on loan	$ 674,551,969
Affiliated investment, at value (identified cost $41,696,705)	41,696,705
Cash	316,140
Interest and dividends receivable	622,050
Dividends receivable from affiliated investment	50,987
Receivable for Fund shares sold	341,554
Securities lending income receivable	9,359
Total assets	$717,588,764
Liabilities
Written options outstanding, at value (premiums received $2,799,692)	$ 3,014,025
Payable for Fund shares redeemed	568,128
Payable to affiliate:
Investment adviser and administration fee	237,256
Accrued expenses	269,706
Total liabilities	$ 4,089,115
Net Assets	$713,499,649
Sources of Net Assets
Paid-in capital	$ 547,659,062
Distributable earnings	165,840,587
Net Assets	$713,499,649
Class I Shares
Net Assets	$ 713,499,649
Shares Outstanding	56,300,595
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.67
13
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Statement of Operations

Year Ended
January 31, 2023
Investment Income
Dividend income	$ 6,503,388
Dividend income from affiliated investments	428,759
Interest income	4,841,795
Securities lending income, net	274,741
Total investment income	$ 12,048,683
Expenses
Investment adviser and administration fee	$ 3,168,274
Trustees’ fees and expenses	51,024
Custodian fee	219,922
Transfer and dividend disbursing agent fees	275,259
Legal and accounting services	72,654
Printing and postage	17,605
Registration fees	38,225
Miscellaneous	30,481
Total expenses	$ 3,873,444
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 22,733
Total expense reductions	$ 22,733
Net expenses	$ 3,850,711
Net investment income	$ 8,197,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 27,680,693
Investment transactions - affiliated investment	375
Written options	16,676,888
Net realized gain	$ 44,357,956
Change in unrealized appreciation (depreciation):
Investments	$ (75,785,870)
Written options	498,696
Net change in unrealized appreciation (depreciation)	$(75,287,174)
Net realized and unrealized loss	$(30,929,218)
Net decrease in net assets from operations	$(22,731,246)
14
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Statements of Changes in Net Assets

	Year Ended January 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,197,972	$ 2,989,456
Net realized gain	44,357,956	84,511,532
Net change in unrealized appreciation (depreciation)	(75,287,174)	54,320,150
Net increase (decrease) in net assets from operations	$ (22,731,246)	$ 141,821,138
Distributions to shareholders:
Class I	$ (51,738,046)	$ (12,053,271)
Total distributions to shareholders	$ (51,738,046)	$ (12,053,271)
Transactions in shares of beneficial interest:
Class I	$ (183,513,913)	$ (205,636,471)
Net decrease in net assets from Fund share transactions	$(183,513,913)	$ (205,636,471)
Net decrease in net assets	$(257,983,205)	$ (75,868,604)
Net Assets
At beginning of year	$ 971,482,854	$1,047,351,458
At end of year	$ 713,499,649	$ 971,482,854
15
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Financial Highlights

	Class I
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 14.000	$ 12.410	$ 11.940	$ 10.830	$ 11.020
Income (Loss) From Operations
Net investment income(1)	$ 0.138	$ 0.040	$ 0.103	$ 0.188	$ 0.165
Net realized and unrealized gain (loss)	(0.496)	1.727	0.460	1.069	(0.226)
Total income (loss) from operations	$ (0.358)	$ 1.767	$ 0.563	$ 1.257	$ (0.061)
Less Distributions
From net investment income	$ (0.115)	$ (0.044)	$ (0.093)	$ (0.147)	$ (0.129)
From net realized gain	(0.857)	(0.133)	—	—	—
Total distributions	$ (0.972)	$ (0.177)	$ (0.093)	$ (0.147)	$ (0.129)
Net asset value — End of year	$ 12.670	$ 14.000	$ 12.410	$ 11.940	$ 10.830
Total Return(2)	(2.26)%	14.22%	4.73%	11.62%	(0.55)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$713,500	$971,483	$1,047,351	$767,121	$439,658
Ratios (as a percentage of average daily net assets):
Expenses	0.49% (3)	0.47%	0.47%	0.48%	0.52%
Net investment income	1.04%	0.29%	0.90%	1.64%	1.50%
Portfolio Turnover	28%	12%	69%	21%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
16
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I (renamed from Institutional Class effective April 29, 2022) shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the  Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the  Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of January 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
17

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2023 and January 31, 2022 was as follows:
	Year Ended January 31,
	2023	2022
Ordinary income	$ 6,138,503	$3,008,213
Long-term capital gains	$45,599,543	$9,045,058
During the year ended January 31, 2023, distributable earnings was decreased by $9,052,752 and paid-in capital was increased by $9,052,752 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of January 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 7,226,082
Net unrealized appreciation	158,614,505
Distributable earnings	$165,840,587
18

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$557,634,169
Gross unrealized appreciation	$ 160,862,359
Gross unrealized depreciation	(2,247,854)
Net unrealized appreciation	$158,614,505
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended January 31, 2023, the investment adviser and administration fee amounted to $3,168,274 or 0.40% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2023, the investment adviser and administration fee paid was reduced by $22,733 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2023, EVM earned $121,285 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $110,815,550 and $184,746,482, respectively, for the year ended January 31, 2023.
19

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Notes to Financial Statements — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	9,213,814	$ 123,076,975	15,808,672	$ 215,364,697
Issued to shareholders electing to receive payments of distributions in Fund shares	3,687,289	44,763,686	742,552	10,566,520
Redemptions	(26,005,171)	(351,354,574)	(31,557,720)	(431,567,688)
Net decrease	(13,104,068)	$(183,513,913)	(15,006,496)	$(205,636,471)
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2023 is included in the Portfolio of Investments. At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at January 31, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(3,014,025)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended January 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$16,676,888	$498,696

(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
20

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Notes to Financial Statements — continued

The average number of written options contracts outstanding during the year ended January 31, 2023, which is indicative of the volume of this derivative type, was 1,309 contracts.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2023.
8  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $19,619,465 and $20,011,893, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
9  Investments in Affiliated Funds
At January 31, 2023, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $41,696,705, which represents 5.8% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$47,485,101	$162,515,083	$(210,000,559)	$ 375	$ —	$ —	$ 5,183	—
Liquidity Fund	—	436,935,287	(395,238,582)	—	—	41,696,705	423,576	41,696,705
Total				$ 375	$ —	$41,696,705	$428,759
21

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Notes to Financial Statements — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 367,053,025*	$ —	$ —	$ 367,053,025
Short-Term Investments:
Affiliated Fund	41,696,705	—	—	41,696,705
U.S. Treasury Obligations	—	307,498,944	—	307,498,944
Total Investments	$ 408,749,730	$307,498,944	$ —	$ 716,248,674
Liability Description
Written Call Options	$ (2,447,200)	$ —	$ —	$ (2,447,200)
Written Put Options	(566,825)	—	—	(566,825)
Total	$ (3,014,025)	$ —	$ —	$ (3,014,025)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Volatility Risk Premium - Defensive Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, capital gains dividends and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended January 31, 2023, the Fund designates approximately $6,079,039, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2023 ordinary income dividends, 71.05% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2023, $44,595,326 or, if subsequently determined to be different, the net capital gain of such year.
163(j) Interest Dividends. For the fiscal year ended January 31, 2023, the Fund designates 28.95% of distributions from net investment income as a 163(j) interest dividend.
24

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 130 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
25

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
26

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24691    1.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Parametric Emerging Markets Fund, Parametric International Equity Fund and Parametric Volatility Risk Premium - Defensive Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal periods ended January 31, 2022 and January 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Fund
Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$81,850	$89,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$33,412	$10,345
All Other Fees(3)	$0	$0

Total	$115,262	$99,395

Parametric International Equity Fund
Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$37,450	$41,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,741	$2,175
All Other Fees(3)	$0	$0

Total	$50,191	$43,725

Parametric Volatility Risk Premium - Defensive Fund
Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$37,550	$41,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,520	$2,175
All Other Fees(3)	$0	$0

Total	$55,070	$43,825

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, September 30, October 31, November 30, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/21	9/30/21	10/31/21	11/30/21	12/31/21	1/31/22	2/28/22	9/30/22	10/31/22	11/30/22	12/31/22	1/31/23
Audit Fees	$26,250	$91,600	$729,872	$37,050	$111,700	$198,900	$24,050	$104,200	$816,633	$41,150	$130,600	$172,250
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$10,103	$23,248	$271,569	$13,000	$61,738	$78,353	$8,478	$5,000	$44,100	$0	$16,150	$14,695
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$36,353	$114,848	$1,001,441	$50,050	$173,438	$277,253	$32,528	$109,200	$860,733	$41,150	$146,750	$186,945

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/21	9/30/21	10/31/21	11/30/21	12/31/21	1/31/22	2/28/22	9/30/22	10/31/22	11/30/22	12/31/22	1/31/23
Registrant(1)	$10.103	$23,248	$271,569	$13,000	$61,738	$78,353	$8,478	$5,000	$44,100	$0	$16,150	$14,695
Eaton Vance(2)	$150,300	$51,800	$51,800	$51,800	$51,800	$51,800	$51,800	$52,836	$52,836	$52,836	$52,836	$52,836

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a.

“master-feeder” fund structure or funds of funds

(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 24, 2023